UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03980
Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-296-6963
Date of fiscal year end: 9/30/11
Date of reporting period: 12/31/10
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)

Fixed Income Securities (35.4%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
6.06%, 2/1/37	$28	$29
IO REMIC
5.88%, 7/15/37	179	26
Federal National Mortgage Association,
Conventional Pools:
2.55%, 5/1/35	72	75
5.74%, 3/1/38	21	23

		153

Agency Bond — Banking (FDIC Guaranteed) (1.0%)
Ally Financial, Inc.
2.20%, 12/19/12	450	463

Agency Fixed Rate Mortgages (9.1%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35	418	441
6.00%, 8/1/38	25	27
7.50%, 5/1/35	20	22
8.00%, 8/1/32	19	22
8.50%, 8/1/31	20	24
Federal National Mortgage Association,
Conventional Pools:
5.00%, 9/1/39	158	166
5.50%, 11/1/35 — 8/1/38	708	762
6.00%, 4/1/38 — 10/1/38	461	504
6.50%, 2/1/39	185	207
7.50%, 8/1/37	38	44
8.00%, 4/1/33	19	22
8.50%, 10/1/32	19	22
February TBA:
6.00%, 12/1/99 (a)	120	130
January TBA:
4.50%, 12/1/99 (a)	550	565
5.00%, 12/1/99 (a)	85	89
Government National Mortgage Association,
February TBA:
4.00%, 12/1/99 (a)	675	677
Various Pools:
4.50%, 4/15/39 — 5/15/40	534	555

		4,279

Asset-Backed Securities (0.6%)
Brazos Higher Education Authority
1.20%, 5/25/29 (b)	35	35
Brazos Student Finance Corp.
1.20%, 6/25/35 (b)	13	13
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	50	50

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)

U-Haul S Fleet LLC
4.90%, 10/25/23 (c)	$99	$98
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (c)	75	75

		271

Collateralized Mortgage Obligations — Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corp.,
IO REMIC
6.24%, 10/15/40 (b)	299	44
Federal National Mortgage Association,
IO
6.13%, 9/25/20 (b)	200	44
IO REMIC
5.00%, 8/25/37	144	15
5.74%, 12/25/40 (b)	600	91
6.29%, 11/25/40 (b)	150	24
6.44%, 2/25/24 (b)	170	19
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (b)	800	26
IO STRIPS
5.79%, 9/20/40 (b)	298	48

		311

Commercial Mortgage Backed Securities (1.2%)
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49 (b)(d)	100	107
6.18%, 12/10/49 (b)(d)	50	54
5.73%, 3/15/49 (b)(d)	25	27
Commercial Mortgage Pass Through Certificates
5.81%, 12/10/49 (b)	50	54
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	40	42
GS Mortgage Securities Corp. II
5.55%, 4/10/38 (b)	40	43
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%, 5/15/47	50	52
LB-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	80	86
5.37%, 9/15/39	100	107

		572

Corporate Bonds (9.8%)
Finance (5.7%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (c)	100	99
American Express Co.
8.13%, 5/20/19	105	131

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)

Bank of America Corp.,
5.63%, 7/1/20	$35	$36
5.65%, 5/1/18	115	118
Barclays Bank PLC
6.75%, 5/22/19	150	170
BioMed Realty LP
6.13%, 4/15/20 (c)	25	26
Brookfield Asset Management, Inc.
5.80%, 4/25/17	25	25
Capital One Financial Corp.
6.75%, 9/15/17	75	86
Citigroup, Inc.,
6.13%, 5/15/18 (e)	100	110
8.50%, 5/22/19 (e)	25	31
Commonwealth Bank of Australia
5.00%, 10/15/19 (c)	40	42
Credit Agricole SA
3.50%, 4/13/15 (c)	100	101
Credit Suisse AG
5.40%, 1/14/20	85	87
Duke Realty LP
6.75%, 3/15/20 (f)	50	54
General Electric Capital Corp.,
5.88%, 1/14/38	100	104
6.00%, 8/7/19	25	28
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	115	127
7.50%, 2/15/19	25	29
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	25	25
Health Care REIT, Inc.
6.13%, 4/15/20	25	26
HSBC Bank PLC
3.50%, 6/28/15 (c)	100	103
JPMorgan Chase & Co.,
4.95%, 3/25/20	25	26
6.30%, 4/23/19	75	85
Lloyds TSB Bank PLC
5.80%, 1/13/20 (c)	100	99
Macquarie Group Ltd.
6.00%, 1/14/20 (c)(f)	45	45
MetLife, Inc.
7.72%, 2/15/19 (f)	20	25
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	50	51
Pacific LifeCorp
6.00%, 2/10/20 (c)	25	26
PNC Funding Corp.
6.70%, 6/10/19	50	58
Prudential Financial, Inc.
7.38%, 6/15/19	70	83

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Regions Financial Corp.
5.75%, 6/15/15	$20	$20
Reinsurance Group of America, Inc.
6.45%, 11/15/19	50	53
Standard Chartered PLC
3.85%, 4/27/15 (c)(f)	100	103
UnitedHealth Group, Inc.
6.63%, 11/15/37	90	101
US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	250	255
Wells Fargo & Co.
5.63%, 12/11/17	70	78
Westpac Banking Corp.
3.00%, 8/4/15	35	35

		2,701

Industrials (3.5%)
Anadarko Petroleum Corp.
6.95%, 6/15/19 (f)	20	22
ArcelorMittal
9.85%, 6/1/19	25	32
AT&T, Inc.
6.30%, 1/15/38	60	63
AutoNation, Inc.
6.75%, 4/15/18 (f)	50	52
Comcast Corp.
5.70%, 5/15/18	30	33
CVS Caremark Corp.
6.60%, 3/15/19	80	94
Darden Restaurants, Inc.
6.20%, 10/15/17	50	55
Delhaize Group SA
5.70%, 10/1/40 (c)	92	88
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
5.88%, 10/1/19	35	38
DISH DBS Corp.
7.13%, 2/1/16	35	36
Frontier Communications Corp.
8.50%, 4/15/20	30	33
Hess Corp.
6.00%, 1/15/40	35	37
Home Depot, Inc.
5.88%, 12/16/36	30	31
JC Penney Co., Inc.
5.65%, 6/1/20	10	10
JC Penney Corp., Inc.
6.38%, 10/15/36	28	26
Kohl’s Corp.
6.88%, 12/15/37	30	35

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Kraft Foods, Inc.
7.00%, 8/11/37	$80	$94
Lafarge SA
5.50%, 7/9/15 (c)	80	83
Mosaic Co. (The)
7.63%, 12/1/16 (c)	75	81
NBC Universal, Inc.
5.15%, 4/30/20 (c)	55	57
News America, Inc.
7.85%, 3/1/39	60	75
Omnicom Group, Inc.
4.45%, 8/15/20	45	44
Petrobras International Finance Co.
5.75%, 1/20/20	90	94
QEP Resources, Inc.
6.88%, 3/1/21	15	16
Qwest Corp.
6.50%, 6/1/17	30	33
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	25	34
Southern Copper Corp.,
5.38%, 4/16/20	15	15
6.75%, 4/16/40	15	16
Telecom Italia Capital SA
7.18%, 6/18/19	30	32
Time Warner Cable, Inc.
8.25%, 4/1/19	25	31
Verizon Communications, Inc.
8.95%, 3/1/39	115	164
Weatherford International Ltd.
9.63%, 3/1/19 (f)	35	45
Xerox Corp.
5.63%, 12/15/19	20	21

		1,620

Utilities (0.6%)
EDF SA
4.60%, 1/27/20 (c)(f)	25	26
Energy Transfer Partners LP
9.00%, 4/15/19	25	32
Enterprise Products Operating LLC
5.20%, 9/1/20	50	52
EQT Corp.
8.13%, 6/1/19	25	29
Exelon Generation Co. LLC
6.25%, 10/1/39	75	76
FirstEnergy Solutions Corp.
6.05%, 8/15/21	40	41

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)

Plains All American Pipeline LP / PAA Finance Corp.
8.75%, 5/1/19	$30	$37

		293

		4,614

Mortgages — Other (2.3%)
Banc of America Alternative Loan Trust,
5.25%, 1/25/21	104	102
6.00%, 4/25/36	90	87
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	105	89
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	62	64
6.25%, 8/25/36	47	37
GMAC Mortgage Corp. Loan Trust,
4.25%, 7/25/40 (c)	79	80
5.75%, 4/25/36	34	32
GSR Mortgage Loan Trust,
5.75%, 1/25/37	75	68
6.00%, 2/25/36	50	47
JP Morgan Mortgage Trust,
5.22%, 11/25/35 (b)	45	40
6.00%, 6/25/37	42	39
Lehman Mortgage Trust
5.50%, 2/25/36	50	46
Mastr Alternative Loans Trust
6.50%, 3/25/35	85	81
NCUA Guaranteed Notes
0.72%, 10/7/20 (b)	97	97
Residential Accredit Loans, Inc.
0.76%, 3/25/35 (b)	65	50
Structured Adjustable Rate Mortgage Loan Trust
2.63%, 1/25/35 (b)	53	43
WaMu Mortgage Pass Through Certificates
2.77%, 9/25/35 (b)	50	40
Wells Fargo Mortgage Backed Securities Trust
3.29%, 4/25/36 (b)	60	52

		1,094

Municipal Bonds (0.4%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	20	18
City of Chicago, IL
6.40%, 1/1/40	10	10
City of New York, NY
5.97%, 3/1/36	15	15
Illinois State Toll Highway Authority
6.18%, 1/1/34	50	49
Municipal Electric Authority of Georgia,

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)

6.64%, 4/1/57	$20	$20
6.66%, 4/1/57	30	29
New York City Transitional Finance Authority
5.27%, 5/1/27	15	15
State of California, General Obligation Bonds
5.95%, 4/1/16	40	42

		198

Sovereign (0.1%)
Ireland Government Bond
5.40%, 3/13/25	42	40

U.S. Agency Securities (1.2%)
Federal Home Loan Mortgage Corp.,
2.50%, 1/7/14 (f)	$400	416
4.88%, 6/13/18	150	168

		584

U.S. Treasury Securities (8.7%)
U.S. Treasury Bonds,
3.50%, 2/15/39	110	95
4.38%, 11/15/39 (f)	140	141
4.63%, 2/15/40 (f)	120	126
6.88%, 8/15/25 (f)	100	134
7.50%, 11/15/24	510	714
U.S. Treasury Notes,
1.75%, 7/31/15 (f)	400	399
2.63%, 12/31/14	800	834
3.00%, 8/31/16 — 9/30/16	350	363
3.25%, 12/31/16 (f)	500	524
3.38%, 11/15/19 (f)	50	51
3.63%, 8/15/19	690	721

		4,102

Total Fixed Income Securities (Cost $16,162)		16,681

	Shares

Common Stocks (50.0%)
Aerospace & Defense (1.1%)
Alliant Techsystems, Inc. (f)(g)	300	22
Boeing Co. (The)	996	65
General Dynamics Corp.	655	47
Goodrich Corp.	149	13
Honeywell International, Inc.	1,093	58
ITT Corp. (f)	398	21
L-3 Communications Holdings, Inc. (f)	300	21
Lockheed Martin Corp. (f)	350	25

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Northrop Grumman Corp. (f)	300	$19
Precision Castparts Corp. (f)	249	35
Raytheon Co. (f)	1,518	70
Rockwell Collins, Inc. (f)	298	17
United Technologies Corp. (f)	1,192	94

		507

Auto Components (0.1%)
Johnson Controls, Inc.	1,048	40

Automobiles (0.6%)
Astra International Tbk PT (Indonesia)	1,500	9
Ford Motor Co. (f)(g)	16,788	282

		291

Beverages (1.0%)
Coca-Cola Co. (The)	1,074	71
PepsiCo, Inc.	6,001	392

		463

Biotechnology (0.4%)
Amgen, Inc. (g)	1,335	73
Biogen Idec, Inc. (f)(g)	248	17
Celgene Corp. (g)	297	18
Genzyme Corp. (g)	533	38
Gilead Sciences, Inc.	644	23

		169

Capital Markets (1.7%)
Ameriprise Financial, Inc. (f)	117	7
Bank of New York Mellon Corp. (The) (f)	1,146	35
Charles Schwab Corp. (The) (f)	147	2
E*Trade Financial Corp. (g)	24	—	@
Franklin Resources, Inc. (f)	1,095	122
Goldman Sachs Group, Inc. (The)	2,161	363
Legg Mason, Inc. (f)	142	5
Northern Trust Corp. (f)	30	2
State Street Corp. (f)	5,290	245

		781

Chemicals (0.2%)
Air Products & Chemicals, Inc. (f)	72	7
Dow Chemical Co. (The)	613	21
EI du Pont de Nemours & Co. (f)	1,186	59
Nalco Holding Co. (f)	700	22
PPG Industries, Inc. (f)	72	6

		115

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Commercial Banks (1.5%)
Bank Central Asia Tbk PT (Indonesia)	11,000	$8
Bank Mandiri Tbk PT (Indonesia)	6,500	5
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,000	6
BB&T Corp.	1,477	39
Fifth Third Bancorp (f)	1,911	28
KeyCorp (f)	956	8
M&T Bank Corp. (f)	174	15
PNC Financial Services Group, Inc.	1,303	79
Regions Financial Corp. (f)	7,032	49
SunTrust Banks, Inc. (f)	1,708	50
US Bancorp (f)	4,952	134
Wells Fargo & Co.	8,774	272

		693

Commercial Services & Supplies (0.2%)
Avery Dennison Corp. (f)	234	10
Cintas Corp. (f)	287	8
Iron Mountain, Inc. (f)	206	5
Pitney Bowes, Inc. (f)	429	10
Republic Services, Inc. (f)	1,099	33
RR Donnelley & Sons Co. (f)	458	8
Waste Management, Inc. (f)	951	35

		109

Communications Equipment (1.0%)
Cisco Systems, Inc. (g)	16,871	341
Juniper Networks, Inc. (f)(g)	495	18
Motorola, Inc. (g)	3,280	30
QUALCOMM, Inc.	1,387	69

		458

Computers & Peripherals (1.6%)
Apple, Inc. (g)	699	225
Dell, Inc. (f)(g)	2,624	36
EMC Corp. (f)(g)	1,784	41
Hewlett-Packard Co.	2,466	104
NetApp, Inc. (f)(g)	297	16
SanDisk Corp. (g)	328	16
Western Digital Corp. (g)	9,647	327

		765

Construction & Engineering (0.1%)
Fluor Corp. (f)	200	13
URS Corp. (f)(g)	800	34

		47

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Construction Materials (0.0%)
Semen Gresik Persero Tbk PT (Indonesia)	3,500	$4

Consumer Finance (0.1%)
Capital One Financial Corp. (f)	411	18
Discover Financial Services (f)	563	10
SLM Corp. (g)	444	6

		34

Containers & Packaging (0.1%)
Sealed Air Corp.	1,825	46

Distributors (0.1%)
Genuine Parts Co.	943	48

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A (f)(g)	300	12
DeVry, Inc.	100	5
H&R Block, Inc. (f)	216	2

		19

Diversified Financial Services (0.9%)
Bank of America Corp.	8,759	117
Citigroup, Inc. (e)(f)(g)	24,920	118
JPMorgan Chase & Co.	4,570	194
Leucadia National Corp. (g)	123	3
Moody’s Corp. (f)	109	3
NASDAQ OMX Group, Inc. (The) (f)(g)	136	3
NYSE Euronext (f)	31	1

		439

Diversified Telecommunication Services (0.7%)
AT&T, Inc.	5,922	174
Frontier Communications Corp. (f)	783	7
Telekomunikasi Indonesia Tbk PT (Indonesia)	9,000	8
Verizon Communications, Inc. (f)	4,357	156

		345

Electric Utilities (0.5%)
Allegheny Energy, Inc.	85	2
American Electric Power Co., Inc.	542	19
Duke Energy Corp. (f)	1,443	26
Edison International (f)	458	18
Entergy Corp.	85	6
Exelon Corp. (f)	1,231	51
FirstEnergy Corp. (f)	315	12
NextEra Energy, Inc. (f)	458	24
Pepco Holdings, Inc. (f)	85	1
PPL Corp. (f)	458	12

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Progress Energy, Inc.	315	$14
Southern Co.	827	32

		217

Electrical Equipment (0.8%)
Emerson Electric Co.	6,669	381

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc. (g)	113	4
Amphenol Corp., Class A	298	16
Arrow Electronics, Inc. (g)	900	31
Corning, Inc.	15,587	301

		352

Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	298	17
Cameron International Corp. (g)	397	20
Halliburton Co.	1,479	61
National Oilwell Varco, Inc.	1,145	77
Schlumberger Ltd.	1,954	163
Tidewater, Inc. (f)	7,300	393

		731

Food & Staples Retailing (1.1%)
Costco Wholesale Corp. (f)	795	57
CVS Caremark Corp.	2,473	86
Kroger Co. (The) (f)	972	22
Safeway, Inc. (f)	972	22
SUPERVALU, Inc. (f)	2,400	23
Sysco Corp. (f)	1,413	41
Wal-Mart Stores, Inc. (f)	3,887	210
Walgreen Co. (f)	1,381	54

		515

Food Products (0.8%)
Archer-Daniels-Midland Co.	1,102	33
ConAgra Foods, Inc.	2,986	68
General Mills, Inc. (f)	668	24
H.J. Heinz Co. (f)	392	19
JM Smucker Co. (The) (f)	400	26
Kellogg Co. (f)	332	17
Kraft Foods, Inc., Class A (f)	2,948	93
Ralcorp Holdings, Inc. (f)(g)	600	39
Sara Lee Corp. (f)	1,078	19
Smithfield Foods, Inc. (g)	1,200	25

		363

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Gas Utilities (0.0%)
Perusahaan Gas Negara PT (Indonesia)	10,000	$5

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	1,193	60
Becton Dickinson and Co. (f)	557	47
Boston Scientific Corp. (f)(g)	2,912	22
Covidien PLC	69	3
Hospira, Inc. (g)	549	31
Intuitive Surgical, Inc. (f)(g)	36	9
Medtronic, Inc.	2,692	100
St. Jude Medical, Inc. (f)(g)	698	30
Stryker Corp. (f)	1,147	62
Zimmer Holdings, Inc. (g)	648	35

		399

Health Care Providers & Services (1.2%)
Aetna, Inc.	832	25
AmerisourceBergen Corp. (f)	555	19
Cardinal Health, Inc. (f)	624	24
CIGNA Corp.	698	26
Coventry Health Care, Inc. (g)	1,100	29
Express Scripts, Inc. (g)	1,546	84
Humana, Inc. (f)(g)	700	38
Laboratory Corp. of America Holdings (f)(g)	349	31
McKesson Corp.	485	34
Medco Health Solutions, Inc. (g)	1,147	70
Omnicare, Inc.	1,500	38
UnitedHealth Group, Inc.	2,616	94
Universal Health Services, Inc., Class B	500	22
WellPoint, Inc. (g)	832	47

		581

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp. (f)	453	21
Darden Restaurants, Inc. (f)	256	12
International Game Technology (f)	300	5
Marriott International, Inc., Class A (f)	515	21
McDonald’s Corp.	2,066	159
Starbucks Corp.	1,498	48
Starwood Hotels & Resorts Worldwide, Inc.	347	21
Wyndham Worldwide Corp.	400	12
Wynn Resorts Ltd. (f)	100	10
Yum! Brands, Inc.	1,663	82

		391

Household Durables (0.2%)
D.R. Horton, Inc. (f)	372	4
Fortune Brands, Inc.	83	5
Harman International Industries, Inc. (g)	141	7

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Leggett & Platt, Inc. (f)	165	$4
Lennar Corp., Class A	165	3
Newell Rubbermaid, Inc. (f)	124	2
Pulte Group, Inc. (f)(g)	327	2
Stanley Black & Decker, Inc. (f)	200	13
Toll Brothers, Inc. (f)(g)	1,400	27
Whirlpool Corp.	41	4

		71

Household Products (0.7%)
Colgate-Palmolive Co. (f)	243	19
Kimberly-Clark Corp.	561	35
Procter & Gamble Co. (The)	4,361	281

		335

Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The) (g)	1,000	12
Constellation Energy Group, Inc.	958	30
NRG Energy, Inc. (f)(g)	1,500	29

		71

Industrial Conglomerates (0.9%)
3M Co. (f)	923	80
General Electric Co.	15,934	291
Textron, Inc. (f)	500	12
Tyco International Ltd. (f)	1,065	44

		427

Information Technology Services (1.1%)
Automatic Data Processing, Inc. (f)	1,195	55
Cognizant Technology Solutions Corp., Class A (g)	447	33
Computer Sciences Corp.	800	40
Fidelity National Information Services, Inc.	100	3
International Business Machines Corp.	2,009	295
Mastercard, Inc., Class A	140	31
Paychex, Inc. (f)	300	9
Visa, Inc., Class A (f)	520	37
Western Union Co. (The)	1,342	25

		528

Insurance (1.9%)
Aflac, Inc.	2,456	139
Allstate Corp. (The)	989	32
AON Corp.	380	18
Assurant, Inc.	700	27
Berkshire Hathaway, Inc., Class B (g)	989	79
Chubb Corp. (f)	1,427	85
Fidelity National Financial, Inc. (f)	1,700	23
Hartford Financial Services Group, Inc. (f)	685	18

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Lincoln National Corp. (f)	1,100	$31
Loews Corp.	837	33
Marsh & McLennan Cos., Inc.	837	23
MetLife, Inc. (f)	1,293	57
PartnerRe Ltd. (f)	300	24
Principal Financial Group, Inc.	900	29
Progressive Corp. (The) (f)	913	18
Prudential Financial, Inc. (f)	2,180	128
Torchmark Corp. (f)	400	24
Travelers Cos., Inc. (The) (f)	685	38
Unum Group	1,200	29
WR Berkley Corp. (f)	700	19

		874

Internet & Catalog Retail (0.6%)
Amazon.com, Inc. (g)	296	53
Expedia, Inc. (f)	8,649	217
Priceline.com, Inc. (f)(g)	50	20

		290

Internet Software & Services (1.2%)
eBay, Inc. (g)	1,421	40
Google, Inc., Class A (g)	817	485
Yahoo!, Inc. (f)(g)	1,095	18

		543

Leisure Equipment & Products (0.1%)
Eastman Kodak Co. (f)(g)	289	2
Hasbro, Inc.	383	18
Mattel, Inc. (f)	607	15

		35

Life Sciences Tools & Services (0.1%)
Life Technologies Corp. (g)	248	14
Thermo Fisher Scientific, Inc. (g)	715	39

		53

Machinery (1.1%)
Caterpillar, Inc. (f)	1,424	133
Cummins, Inc. (f)	556	61
Danaher Corp. (f)	496	23
Deere & Co. (f)	717	60
Eaton Corp.	300	31
Illinois Tool Works, Inc. (f)	1,493	80
Ingersoll-Rand plc (f)	900	42
PACCAR, Inc. (f)	955	55
Parker Hannifin Corp.	350	30
Snap-On, Inc. (f)	100	6

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

United Tractors Tbk PT (Indonesia)	1,500	$4

		525

Media (1.5%)
CBS Corp., Class B	1,275	24
Comcast Corp., Class A (f)	4,859	107
DIRECTV, Class A (g)	1,744	70
Liberty Media Corp. — Starz (g)	300	20
McGraw-Hill Cos., Inc. (The) (f)	419	15
News Corp., Class A	4,667	68
Omnicom Group, Inc. (f)	908	41
Time Warner Cable, Inc.	615	41
Time Warner, Inc.	3,145	101
Viacom, Inc., Class B (f)	1,445	57
Walt Disney Co. (The) (f)	4,211	158

		702

Metals & Mining (1.7%)
Alcoa, Inc. (f)	12,429	191
Cliffs Natural Resources, Inc.	3,100	242
Commercial Metals Co. (f)	2,000	33
Freeport-McMoRan Copper & Gold, Inc.	2,300	276
Nucor Corp. (f)	87	4
Steel Dynamics, Inc. (f)	1,800	33

		779

Multi-Utilities (0.5%)
CenterPoint Energy, Inc.	1,540	24
Consolidated Edison, Inc. (f)	315	16
Dominion Resources, Inc.	800	34
DTE Energy Co.	58	3
Integrys Energy Group, Inc. (f)	781	38
NiSource, Inc. (f)	1,558	27
PG&E Corp.	458	22
Public Service Enterprise Group, Inc.	542	17
Sempra Energy	315	17
Wisconsin Energy Corp. (f)	58	3
Xcel Energy, Inc.	542	13

		214

Multiline Retail (0.3%)
Kohl’s Corp. (f)(g)	348	19
Macy’s, Inc.	946	24
Nordstrom, Inc. (f)	199	9
Target Corp.	1,204	72

		124

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Office Electronics (0.1%)
Xerox Corp.	5,224	$60

Oil, Gas & Consumable Fuels (4.9%)
Adaro Energy Tbk PT (Indonesia)	9,900	3
Anadarko Petroleum Corp.	546	42
Apache Corp.	397	47
Bumi Resources Tbk PT (Indonesia)	15,500	5
Chesapeake Energy Corp. (f)	2,344	61
Chevron Corp.	3,873	353
ConocoPhillips	3,634	247
Consol Energy, Inc. (f)	199	10
Devon Energy Corp.	681	53
El Paso Corp.	944	13
EOG Resources, Inc. (f)	248	23
Exxon Mobil Corp.	6,112	447
Hess Corp.	925	71
Marathon Oil Corp. (f)	1,364	51
Murphy Oil Corp. (f)	310	23
Noble Energy, Inc.	3,999	344
Occidental Petroleum Corp. (f)	894	88
Peabody Energy Corp.	4,998	320
Range Resources Corp.	122	5
Southwestern Energy Co. (f)(g)	447	17
Spectra Energy Corp. (f)	1,469	37
Valero Energy Corp. (f)	1,049	24
Williams Cos., Inc. (The)	1,049	26

		2,310

Paper & Forest Products (0.1%)
International Paper Co.	125	3
MeadWestvaco Corp. (f)	1,442	38
Weyerhaeuser Co. (f)	837	16

		57

Personal Products (0.5%)
Avon Products, Inc. (f)	8,491	247

Pharmaceuticals (4.3%)
Abbott Laboratories	7,396	354
Allergan, Inc.	2,641	181
Bristol-Myers Squibb Co. (f)	4,207	112
Eli Lilly & Co. (f)	1,580	55
Forest Laboratories, Inc. (g)	1,038	33
Johnson & Johnson	4,854	300
Merck & Co., Inc.	4,175	151
Pfizer, Inc.	16,861	295
Teva Pharmaceutical Industries Ltd. ADR (Israel)	5,200	271

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Value
	Shares	(000)

Watson Pharmaceuticals, Inc. (g)	5,200	$269

		2,021

Professional Services (0.0%)
Equifax, Inc.	149	5

Real Estate Investment Trusts (REITs) (0.7%)
AvalonBay Communities, Inc. REIT (f)	165	18
Boston Properties, Inc. REIT (f)	263	23
Equity Residential REIT (f)	456	24
HCP, Inc. REIT	647	24
Health Care, Inc. REIT	217	10
Host Hotels & Resorts, Inc. REIT (f)	923	16
Kimco Realty Corp. REIT (f)	566	10
Plum Creek Timber Co., Inc. REIT (f)	1,754	66
ProLogis REIT (f)	1,100	16
Public Storage REIT (f)	147	15
Simon Property Group, Inc. REIT (f)	550	55
Ventas, Inc. REIT (f)	300	16
Vornado Realty Trust REIT	290	24

		317

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A (f)(g)	600	12

Road & Rail (1.5%)
CSX Corp.	4,900	316
Kansas City Southern (g)	600	29
Norfolk Southern Corp.	5,662	356

		701

Semiconductors & Semiconductor Equipment (2.7%)
Applied Materials, Inc. (f)	20,900	294
Broadcom Corp., Class A	8,900	387
Intel Corp.	14,838	312
Nvidia Corp. (f)(g)	18,500	285

		1,278

Software (1.2%)
Adobe Systems, Inc. (f)(g)	993	30
Citrix Systems, Inc. (g)	348	24
Intuit, Inc. (f)(g)	447	22
Microsoft Corp.	10,274	287
Oracle Corp.	4,623	145
Salesforce.com, Inc. (f)(g)	249	33
Symantec Corp. (g)	895	15

		556

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)

Specialty Retail (0.8%)
AutoZone, Inc. (f)(g)	50	$14
Bed Bath & Beyond, Inc. (g)	298	15
Best Buy Co., Inc. (f)	298	10
CarMax, Inc. (f)(g)	249	8
GameStop Corp., Class A (f)(g)	200	5
Gap, Inc. (The) (f)	900	20
Home Depot, Inc. (f)	4,213	148
Lowe’s Cos., Inc.	2,494	63
Ltd. Brands, Inc. (f)	149	5
O’Reilly Automotive, Inc. (g)	149	9
Ross Stores, Inc.	149	9
Staples, Inc. (f)	1,121	25
Tiffany & Co. (f)	149	9
TJX Cos., Inc.	347	15
Urban Outfitters, Inc. (f)(g)	149	5

		360

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc. (f)	596	33
NIKE, Inc., Class B	483	41
Polo Ralph Lauren Corp. (f)	141	16
VF Corp. (f)	628	54

		144

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc. (f)	1,129	14

Tobacco (1.1%)
Altria Group, Inc.	2,732	67
Philip Morris International, Inc.	7,097	416
Reynolds American, Inc. (f)	800	26

		509

Wireless Telecommunication Services (0.1%)
American Tower Corp., Class A (g)	497	26
Sprint Nextel Corp. (f)(g)	2,387	10

		36

Total Common Stocks (Cost $21,568)		23,506

Convertible Preferred Stock (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Better Place, Inc. (h)(i) (Cost $84)	27,888	84

Investment Companies (1.0%)
Financial Select Sector SPDR Fund (f)	30,000	479

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)

iShares MSCI EMU Index Fund (f)	200	$7

Total Investment Companies (Cost $476)		486

Short-Term Investments (37.4%)
Investment Company (11.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (j) (Cost $5,466)	5,465,782	5,466

Securities held as Collateral on Loaned Securities (21.7%)
Investment Companies (16.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (j)	7,862,917	7,863

	Face
	Amount
	(000)

Repurchase Agreements (5.0%)
Barclays Capital, Inc., (0.20%, dated 12/31/10, due 1/3/11; proceeds $1,508; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.00% due 11/15/20; valued at $1,538)	$1,508	1,508
Deutsche Bank Securities, Inc., (0.28%, dated 12/31/10, due 1/3/11; proceeds $826; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 10/15/39; valued at $843)	826	826

		2,334

Total Securities held as Collateral on Loaned Securities (Cost $10,197)		10,197

U.S. Treasury Securities (4.1%)
U.S. Treasury Bills,
0.10%, 1/20/11 (k)(f)	250	250
0.12%, 2/10/11 (k)	525	525
0.12%, 2/3/11 (k)(f)	700	700
0.14%, 1/27/11 (k)(l)	50	50
0.25%, 2/10/11 (k)	400	400

		1,925

Total Short-Term Investments (Cost $17,588)		17,588

Total Investments (124.0%) (Cost $55,878) Including $11,339 of Securities Loaned +		58,345

Liabilities in Excess of Other Assets (-24.0%)		(11,280)

Net Assets (100.0%)		$47,065

(a)	Security is subject to delayed delivery.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Balanced Portfolio

(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2010.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)	For the three months ended December 31, 2010, there were no transactions in Citigroup, Inc., Commercial Mortgage Backed Securities, an affiliate of the Investment Adviser, Administrator and Distributor.

(e)	For the three months ended December 31, 2010, the proceeds from sales of Citigroup, Inc., Corporate Bond, an affiliate of the Investment Adviser, Administrator and Distributor, was $20,542, including net realized losses of $0.

(f)	The value of loaned securities and related collateral outstanding at December 31, 2010 were $11,339,000 and $10,197,000, respectively. The Portfolio received cash collateral of $10,197,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of December 31, 2010, there was uninvested cash of $1,000 which is not reflected in the Portfolio of Investments. The remaining collateral of $1,389,000 was received in the form of a common stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(g)	Non-income producing security.

(h)	Security has been deemed illiquid at December 31, 2010.

(i)	At December 31, 2010, the Portfolio held approximately $84,000 of a fair valued security, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(k)	Rate shown is the yield to maturity at December 31, 2010.

(l)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

+	At December 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $55,878,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,467,000 of which $2,936,000 related to appreciated securities and $469,000 related to depreciated securities.

@	Value is less than $500.

ADR	American Depositary Receipt

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

Foreign Currency Exchange Contracts Information
The Portfolio had the following foreign currency exchange contract(s) open at period end:

	Currency				In			Unrealized
	to				Exchange			Appreciation
	Deliver		Value	Settlement	For		Value	(Depreciation)
Counterparty	(000)		(000)	Date	(000)		(000)	(000)

Bank of America N.A.	USD	114	$114	1/20/11	CAD	114	$115	$1
Deutsche Bank AG London	USD	232	232	1/20/11	EUR	173	232	—	@
JPMorgan Chase Bank N.A.	USD	119	119	1/20/11	SEK	807	119	—	@
Mellon Bank N.A.	JPY	20,743	255	1/20/11	USD	248	248	(7)
UBS AG	CHF	461	493	1/20/11	USD	479	479	(14)
UBS AG	EUR	171	229	1/20/11	USD	229	229	—	@
UBS AG	EUR	182	244	1/20/11	USD	242	242	(2)
UBS AG	USD	115	115	1/20/11	MXN	1,419	115	—	@
UBS AG	USD	3	3	1/20/11	MXN	41	3	—	@
UBS AG	EUR	34	45	3/16/11	USD	45	45	—	@

			$1,849				$1,827	$(22)

@	Value is less than $500.

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— Euro

JPY	— Japanese Yen

MXN	— Mexican New Peso

SEK	— Swedish Krona

USD	— United States Dollar

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

Futures Contracts
The Portfolio had the following futures contract(s) open at period end:

				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
DJ Euro STOXX 50	3	$112	Mar-11	$(3)
Hang Seng China ENT	2	163	Jan-11	4
KOSPI 200	1	121	Mar-11	8
S&P 500 E MINI	81	5,075	Mar-11	54
SGX CNX NIFTY	10	123	Jan-11	2
U.S. Treasury 2 yr. Note	5	1,095	Mar-11	(2)
U.S. Treasury 5 yr. Note	12	1,413	Mar-11	(4)
U.S. Treasury 10 yr. Note	5	602	Mar-11	(16)
U.S. Treasury 30 yr. Bond	2	244	Mar-11	2
Short:
MSCI Emerging Market E MINI	13	(751)	Mar-11	(28)
U.S. Treasury 2 yr. Note	2	(438)	Mar-11	— @
U.S. Treasury 10 yr. Note	10	(1,204)	Mar-11	13

				$30

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

Interest Rate Swap Agreements
The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$1,020	$(2)
Bank of America	6 Month EURIBOR	Pay	3.81	11/8/25	EUR 1,260	(44)
Bank of America	3 Month LIBOR	Receive	4.83	11/8/25	$1,205	13
Bank of America	6 Month EURIBOR	Receive	3.33	11/8/30	EUR 1,564	37
Bank of America	3 Month LIBOR	Pay	4.75	11/8/30	$1,511	(2)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	250	2
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	1,635	16
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD 517	8
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15	372	5
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	$685	(27)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD 604	(6)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20	435	(4)
Deutsche Bank	3 Month LIBOR	Pay	5.29	12/20/20	$1,030	18
Deutsche Bank	3 Month LIBOR	Receive	4.39	12/20/40	250	(12)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20	1,020	(7)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40	240	4

						$(1)

Zero Coupon Swap Agreements
The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)

Deutsche Bank	$350	3 Month LIBOR	Receive	11/15/20	$(2)
JPMorgan Chase	565	3 Month LIBOR	Receive	11/15/22	(12)

					$(14)

@	Value is less than $500.

CDOR	Canadian Dealer Offered Rate

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Balanced Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$153	$—	$153
Agency Bonds — Banking (FDIC Guaranteed)	—	463	—	463
Agency Fixed Rate Mortgages	—	4,279	—	4,279
Asset-Backed Securities	—	271	—	271
Collateralized Mortgage Obligations — Agency Collateral Series	—	311	—	311
Commercial Mortgage Backed Securities	—	572	—	572
Corporate Bonds	—	4,614	—	4,614
Mortgages — Other	—	1,094	—	1,094
Municipal Bonds	—	198	—	198
Sovereign	—	40	—	40
U.S. Agency Securities	—	584	—	584
U.S. Treasury Securities	—	4,102	—	4,102

Total Fixed Income Securities	—	16,681	—	16,681

Common Stocks
Aerospace & Defense	507	—	—	507
Auto Components	40	—	—	40
Automobiles	291	—	—	291
Beverages	463	—	—	463
Biotechnology	169	—	—	169
Capital Markets	781	—	—	781
Chemicals	115	—	—	115
Commercial Banks	693	—	—	693
Commercial Services & Supplies	109	—	—	109
Communications Equipment	458	—	—	458
Computers & Peripherals	765	—	—	765
Construction & Engineering	47	—	—	47
Construction Materials	4	—	—	4
Consumer Finance	34	—	—	34
Containers & Packaging	46	—	—	46
Distributors	48	—	—	48
Diversified Consumer Services	19	—	—	19
Diversified Financial Services	439	—	—	439
Diversified Telecommunication Services	345	—	—	345
Electric Utilities	217	—	—	217
Electrical Equipment	381	—	—	381
Electronic Equipment, Instruments & Components	352	—	—	352
Energy Equipment & Services	731	—	—	731
Food & Staples Retailing	515	—	—	515
Food Products	363	—	—	363
Gas Utilities	5	—	—	5
Health Care Equipment & Supplies	399	—	—	399
Health Care Providers & Services	581	—	—	581
Hotels, Restaurants & Leisure	391	—	—	391
Household Durables	71	—	—	71

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Household Products	335	—	—	335
Independent Power Producers & Energy Traders	71	—	—	71
Industrial Conglomerates	427	—	—	427
Information Technology Services	528	—	—	528
Insurance	874	—	—	874
Internet & Catalog Retail	290	—	—	290
Internet Software & Services	543	—	—	543
Leisure Equipment & Products	35	—	—	35
Life Sciences Tools & Services	53	—	—	53
Machinery	525	—	—	525
Media	702	—	—	702
Metals & Mining	779	—	—	779
Multi-Utilities	214	—	—	214
Multiline Retail	124	—	—	124
Office Electronics	60	—	—	60
Oil, Gas & Consumable Fuels	2,310	—	—	2,310
Paper & Forest Products	57	—	—	57
Personal Products	247	—	—	247
Pharmaceuticals	2,021	—	—	2,021
Professional Services	5	—	—	5
Real Estate Investment Trusts (REITs)	317	—	—	317
Real Estate Management & Development	12	—	—	12
Road & Rail	701	—	—	701
Semiconductors & Semiconductor Equipment	1,278	—	—	1,278
Software	556	—	—	556
Specialty Retail	360	—	—	360
Textiles, Apparel & Luxury Goods	144	—	—	144
Thrifts & Mortgage Finance	14	—	—	14
Tobacco	509	—	—	509
Wireless Telecommunication Services	36	—	—	36

Total Common Stocks	23,506	—	—	23,506

Convertible Preferred Stock	—	—	84	84
Investment Companies	486	—	—	486
Short-Term Investments
Investment Company	13,329	—	—	13,329
Repurchase Agreements	—	2,334	—	2,334
U.S. Treasury Securities	—	1,925	—	1,925

Total Short-Term Investments	13,329	4,259	—	17,588

Foreign Currency Exchange Contracts	—	1	—	1
Futures Contracts	83	—	—	83
Interest Rate Swap Agreements	—	103	—	103

Total Assets	37,404	21,044	84	58,532

Liabilities:
Foreign Currency Exchange Contracts	—	(23)	—	(23)
Futures Contracts	(53)	—	—	(53)
Interest Rate Swap Agreements	—	(104)	—	(104)
Zero Coupon Swap Agreements	—	(14)	—	(14)

Total Liabilities	(53)	(141)	—	(194)

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Balanced Portfolio

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Total	$37,351	$20,903	$84	$58,338

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of December 31, 2010, the portfolio did not have any significant investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible
Preferred Stocks
(000)
Balance as of 9/30/10	$84
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/10	$84

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/10.	$—

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Mid Cap Growth Portfolio

		Value
	Shares	(000)

Common Stocks (93.7%)
Consumer Discretionary (29.1%)
Betfair Group PLC (United Kingdom) (a)	1,197,310	$17,995
Chipotle Mexican Grill, Inc. (a)	486,141	103,383
Ctrip.com International Ltd. ADR (China) (a)	3,709,435	150,046
Discovery Communications, Inc., Class C (a)	1,509,861	55,397
Dollar Tree, Inc. (a)	1,743,312	97,765
Edenred (France) (a)	6,873,123	162,704
Factset Research Systems, Inc.	1,047,287	98,193
Fastenal Co.	1,449,170	86,820
Gafisa SA ADR (Brazil)	3,333,564	48,437
Groupe Aeroplan, Inc. (Canada)	4,445,887	61,124
Lululemon Athletica, Inc. (Canada) (a)	1,151,050	78,755
Morningstar, Inc.	1,570,682	83,372
Naspers Ltd., Class N (South Africa)	2,127,479	125,291
Natura Cosmeticos SA (Brazil)	3,192,800	91,726
NetFlix, Inc. (a)	873,863	153,538
NVR, Inc. (a)	84,889	58,660
Priceline.com, Inc. (a)	521,802	208,486
Sears Holdings Corp. (a)	442,512	32,635
Wynn Resorts Ltd.	1,730,024	179,646

		1,893,973

Energy (3.7%)
Range Resources Corp.	2,085,668	93,813
Ultra Petroleum Corp. (a)	3,033,951	144,932

		238,745

Financial Services (8.6%)
Greenhill & Co., Inc.	1,093,252	89,297
IntercontinentalExchange, Inc. (a)	738,897	88,040
Moody’s Corp.	934,585	24,804
MSCI, Inc., Class A (a)	3,674,394	143,154
T. Rowe Price Group, Inc.	1,095,717	70,717
Verisk Analytics, Inc., Class A (a)	4,165,638	141,965

		557,977

Health Care (13.1%)
Gen-Probe, Inc. (a)	1,763,468	102,898
IDEXX Laboratories, Inc. (a)	1,158,577	80,197
Illumina, Inc. (a)	2,994,051	189,643
Intuitive Surgical, Inc. (a)	494,435	127,441
Ironwood Pharmaceuticals, Inc. (a)(b)	1,331,207	13,778
Ironwood Pharmaceuticals, Inc. (a)	2,182,528	22,589
Mead Johnson Nutrition Co.	2,325,381	144,755
Stericycle, Inc. (a)	1,173,360	94,948
Techne Corp.	1,203,957	79,064

		855,313

Materials & Processing (8.4%)
Intrepid Potash, Inc. (a)	3,175,389	118,410
Lynas Corp. Ltd. (Australia) (a)	23,679,707	49,892
Martin Marietta Materials, Inc.	904,905	83,469
Molycorp, Inc. (a)	1,844,626	92,047

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Mid Cap Growth Portfolio

		Value
	Shares	(000)

Rockwood Holdings, Inc. (a)	2,094,996	$81,956
Schindler Holding AG (Switzerland)	1,047,790	123,942

		549,716

Producer Durables (12.3%)
C.H. Robinson Worldwide, Inc.	1,198,266	96,089
Covanta Holding Corp.	4,646,407	79,872
Expeditors International of Washington, Inc.	2,485,913	135,731
Gartner, Inc. (a)	2,619,914	86,981
Intertek Group PLC (United Kingdom)	4,370,849	120,959
Leucadia National Corp.	3,443,981	100,495
Nalco Holding Co.	2,942,409	93,980
New Oriental Education & Technology Group ADR (China) (a)	819,791	86,267

		800,374

Technology (18.5%)
Akamai Technologies, Inc. (a)	1,648,223	77,549
Alibaba.com Ltd. (China)	32,064,000	57,505
ARM Holdings PLC ADR (United Kingdom)	2,848,270	59,102
Autodesk, Inc. (a)	2,065,356	78,896
Citrix Systems, Inc. (a)	797,993	54,591
First Solar, Inc. (a)	391,870	50,998
IHS, Inc., Class A (a)	1,186,776	95,405
Millicom International Cellular SA (Guatemala)	885,978	84,699
Red Hat, Inc. (a)	2,404,632	109,771
Rovi Corp. (a)	1,127,125	69,893
Salesforce.com, Inc. (a)	1,227,020	161,967
Solera Holdings, Inc.	2,758,298	141,556
Teradata Corp. (a)	3,928,101	161,681

		1,203,613

Total Common Stocks (Cost $4,720,902)		6,099,711

Convertible Preferred Stocks (1.1%)
Alternative Energy (0.4%)
Better Place, Inc. (a)(c)(d)	7,507,951	22,524

Computer Technology (0.7%)
Groupon, Inc. Series G (a)(c)(d)	1,498,247	47,330

Total Convertible Preferred Stocks (Cost $69,854)		69,854

Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (e) (Cost $307,445)	307,445,437	307,445

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Mid Cap Growth Portfolio

Value
(000)

Total Investments (99.5%) (Cost $5,098,201) +	$6,477,010

Other Assets in Excess of Liabilities (0.5%)	29,609

Net Assets (100.0%)	$6,506,619

(a)	Non-income producing security.

(b)	Super voting rights at a ratio of 10:1.

(c)	Security has been deemed illiquid at December 31, 2010.

(d)	At December 31, 2010, the Portfolio held approximately $69,854,000 of fair valued securities, representing 1.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+	At December 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $5,098,201,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,378,809,000 of which $1,552,352,000 related to appreciated securities and $173,543,000 related to depreciated securities.

ADR	American Depositary Receipt.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Mid Cap Growth Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Common Stocks
Consumer Discretionary	$1,893,973	$—	$—	$1,893,973
Energy	238,745	—	—	238,745
Financial Services	557,977	—	—	557,977
Health Care	855,313	—	—	855,313
Materials & Processing	549,716	—	—	549,716
Producer Durables	800,374	—	—	800,374
Technology	1,203,613	—	—	1,203,613

Total Common Stocks	6,099,711	—	—	6,099,711

Convertible Preferred Stocks	—	—	69,854	69,854
Short-Term Investment — Investment Company	307,445	—	—	307,445

Total Assets	$6,407,156	$—	$69,854	$6,477,010

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the Levels as of the end of the period. As of December 31, 2010 the Portfolio did not have any significant investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stocks (000)
Balance as of 9/30/10	$22,524
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	47,330
Transfers in for Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/10	$69,854

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/10.	$—

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Fixed Income Securities (96.5%)
Agency Adjustable Rate Mortgages (2.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.51%, 5/1/37	$285	$302
5.94%, 12/1/36	192	203
6.06%, 2/1/37	111	117
IO REMIC
5.88%, 7/15/37	715	103
Federal National Mortgage Association,
Conventional Pools:
2.61%, 7/1/35	201	210
5.74%, 3/1/38	106	112
Government National Mortgage Association,
Various Pools:
2.63%, 8/20/25 — 9/20/27	65	67
3.38%, 2/20/25 — 6/20/25	311	321

		1,435

Agency Bond — Banking (FDIC Guaranteed) (3.1%)
Ally Financial, Inc.
2.20%, 12/19/12 (a)(b)	2,140	2,202

Agency Fixed Rate Mortgages (24.9%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35	1,341	1,414
6.00%, 5/1/37 — 8/1/37	37	41
7.50%, 5/1/35	78	90
8.00%, 8/1/32	38	45
8.50%, 8/1/31	60	71
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	1,332	1,410
5.50%, 4/1/34 — 2/1/38	2,429	2,609
6.00%, 12/1/36 — 10/1/38	1,845	2,010
6.03%, 10/25/40	166	182
6.50%, 7/1/29 — 2/1/33	534	600
7.00%, 10/1/31 — 12/1/31	4	4
7.50%, 8/1/37	134	153
8.00%, 4/1/33	96	111
8.50%, 10/1/32	96	111
February TBA:
6.00%, 12/1/99 (c)	725	787
January TBA:
4.50%, 12/1/99 (c)	2,075	2,130
5.00%, 12/1/99 (c)	350	368
Government National Mortgage Association,
February TBA:
4.00%, 12/1/99 (c)	2,800	2,809
Various Pools:
4.50%, 4/15/39 — 5/15/40	2,597	2,701

		17,646

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Asset-Backed Securities (1.5%)
Ally Master Owner Trust
2.88%, 4/15/15 (d)	$225	$231
ARI Fleet Lease Trust
1.71%, 8/15/18 (d)(e)	100	101
Brazos Higher Education Authority
1.20%, 5/25/29 (e)	150	150
Brazos Student Finance Corp.
1.20%, 6/25/35 (e)	71	71
Chesapeake Funding LLC
2.26%, 12/15/20 (d)(e)	150	151
GE Dealer Floorplan Master Note Trust
1.81%, 10/20/14 (d)(e)	225	228
Missouri Higher Education Loan Authority
1.13%, 8/27/29 (e)	118	117

		1,049

Collateralized Mortgage Obligations — Agency Collateral Series (1.8%)
Federal Home Loan Mortgage Corp.,
IO REMIC
6.24%, 10/15/40 (e)	1,096	162
IO STRIPS
8.00%, 1/1/28	27	7
Federal National Mortgage Association,
IO
6.13%, 9/25/20 (e)	999	219
IO REMIC
5.74%, 12/25/40 (e)	2,400	361
6.29%, 11/25/40 (e)	449	71
6.44%, 2/25/24 (e)	737	85
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (e)	3,100	103
IO STRIPS
5.79%, 9/20/40 (e)	1,489	240

		1,248

Commercial Mortgage Backed Securities (3.2%)
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (e)	325	347
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49 (f)	200	214
5.70%, 12/10/49 (e)(f)	402	430
Commercial Mortgage Pass Through Certificates
5.81%, 12/10/49 (e)	350	377
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	100	106
GS Mortgage Securities Corp. II
5.55%, 4/10/38 (e)	100	108

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

LB-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	$325	$348
5.37%, 9/15/39	300	321

		2,251

Corporate Bonds (32.0%)
Finance (16.3%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (d)	140	139
Aegon N.V.
4.63%, 12/1/15 (b)	175	181
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (d)	365	372
American Express Co.
8.13%, 5/20/19 (b)	240	299
Bank of America Corp.
5.75%, 12/1/17	685	714
Barclays Bank PLC
6.75%, 5/22/19 (b)	220	249
Bear Stearns Cos. LLC (The),
6.40%, 10/2/17	25	29
7.25%, 2/1/18	170	202
Boston Properties LP
5.88%, 10/15/19 (b)	30	33
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	115	118
7.13%, 6/15/12 (b)	60	64
Capital One Financial Corp.
6.75%, 9/15/17 (b)	200	231
Citigroup, Inc.,
5.88%, 5/29/37 (b)(f)	150	147
6.13%, 11/21/17 (f)	15	16
6.13%, 5/15/18 (b)(f)	180	197
8.50%, 5/22/19 (f)	240	298
Credit Agricole SA
3.50%, 4/13/15 (d)	290	292
Credit Suisse AG
5.40%, 1/14/20 (b)	135	138
Credit Suisse, New York,
5.30%, 8/13/19	170	180
6.00%, 2/15/18 (b)	60	64
Duke Realty LP
6.75%, 3/15/20 (b)	150	163
General Electric Capital Corp.
6.00%, 8/7/19 (b)	670	747
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18 (b)	480	529
7.50%, 2/15/19 (b)	110	128
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	110	112

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

HBOS PLC
6.75%, 5/21/18 (d)	$340	$319
HSBC Bank PLC
3.50%, 6/28/15 (b)(d)	140	144
ING Bank NV
3.00%, 9/1/15 (d)	115	112
Intesa Sanpaolo SpA
3.63%, 8/12/15 (b)(d)	100	97
JPMorgan Chase & Co.,
3.40%, 6/24/15	40	41
4.25%, 10/15/20 (b)	150	147
4.95%, 3/25/20 (b)	50	51
6.00%, 1/15/18	95	106
6.30%, 4/23/19	75	85
MetLife, Inc.
7.72%, 2/15/19	90	111
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	170	172
Nationwide Building Society
6.25%, 2/25/20 (b)(d)	345	360
Pacific LifeCorp
6.00%, 2/10/20 (d)	125	132
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	120	125
PNC Funding Corp.
6.70%, 6/10/19 (b)	125	144
Principal Financial Group, Inc.
8.88%, 5/15/19 (b)	100	126
Prudential Financial, Inc.,
4.75%, 9/17/15 (b)	80	85
7.38%, 6/15/19	170	201
Reinsurance Group of America, Inc.
6.45%, 11/15/19	135	143
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	295	302
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)(d)	200	190
Societe Generale
3.10%, 9/14/15 (d)	115	112
Standard Chartered Bank
6.40%, 9/26/17 (d)	100	107
Standard Chartered PLC
3.85%, 4/27/15 (b)(d)	100	103
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)(d)	175	183
UnitedHealth Group, Inc.
6.63%, 11/15/37 (b)	195	219
US Bank NA
3.78%, 4/29/20 (e)	250	254

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	$940	$960
WellPoint, Inc.
6.38%, 6/15/37 (b)	285	312
Wells Fargo & Co.
5.63%, 12/11/17	305	338
Westpac Banking Corp.
3.00%, 8/4/15	145	146

		11,569

Industrials (11.9%)
Agilent Technologies, Inc.
5.50%, 9/14/15	120	130
Albemarle Corp.
4.50%, 12/15/20	110	109
Altria Group, Inc.,
4.13%, 9/11/15 (b)	50	52
9.25%, 8/6/19 (b)	125	163
Anglo American Capital PLC
9.38%, 4/8/19 (b)(d)	200	269
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 1/15/14 (d)	205	235
ArcelorMittal
9.85%, 6/1/19 (b)	100	127
AT&T, Inc.,
6.15%, 9/15/34 (b)	200	207
6.30%, 1/15/38	55	58
BAT International Finance PLC
9.50%, 11/15/18 (d)	165	217
Bunge Ltd. Finance Corp.
8.50%, 6/15/19 (b)	85	100
Comcast Corp.,
5.15%, 3/1/20 (b)	75	79
5.70%, 5/15/18	50	55
ConAgra Foods, Inc.
8.25%, 9/15/30	140	175
Corning, Inc.,
6.63%, 5/15/19	30	35
7.25%, 8/15/36	50	57
COX Communications, Inc.
8.38%, 3/1/39 (b)(d)	25	33
CVS Pass-Through Trust
6.04%, 12/10/28	347	357
Daimler Finance North America LLC,
7.30%, 1/15/12	95	101
8.50%, 1/18/31 (b)	55	74
Darden Restaurants, Inc.
6.20%, 10/15/17	205	227

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Delhaize Group SA
5.70%, 10/1/40 (d)	$106	$101
Deutsche Telekom International Finance BV
8.75%, 6/15/30	65	88
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
5.88%, 10/1/19	150	163
Genzyme Corp.
3.63%, 6/15/15	115	118
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (d)	100	101
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (d)	160	169
Hess Corp.
6.00%, 1/15/40 (b)	175	184
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (d)	85	88
Home Depot, Inc.
5.88%, 12/16/36	190	198
KLA-Tencor Corp.
6.90%, 5/1/18 (b)	145	160
Kraft Foods, Inc.
5.38%, 2/10/20	195	210
L-3 Communications Corp.
4.75%, 7/15/20	165	162
Mosaic Co. (The)
7.63%, 12/1/16 (d)	225	242
NBC Universal, Inc.
5.15%, 4/30/20 (d)	140	145
News America, Inc.
7.85%, 3/1/39	205	256
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (d)	75	78
Omnicom Group, Inc.
4.45%, 8/15/20 (b)	115	113
Petrobras International Finance Co.
5.75%, 1/20/20	175	182
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	110	114
Quest Diagnostics, Inc.
6.95%, 7/1/37	200	213
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19 (b)	105	141
Ryder System, Inc.
7.20%, 9/1/15 (b)	65	75
SAIC, Inc.
5.95%, 12/1/40 (d)	90	92
Southern Copper Corp.,
5.38%, 4/16/20 (b)	40	41
6.75%, 4/16/40 (b)	65	68
Telecom Italia Capital SA
7.00%, 6/4/18	130	138

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Telefonica Europe BV
8.25%, 9/15/30 (b)	$195	$227
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 6/15/15 (b)	155	158
Time Warner Cable, Inc.,
6.75%, 6/15/39 (b)	40	44
8.75%, 2/14/19 (b)	55	70
Time Warner, Inc.,
4.70%, 1/15/21 (b)	100	102
5.88%, 11/15/16	75	85
Vale Overseas Ltd.,
5.63%, 9/15/19 (b)	110	118
6.88%, 11/10/39 (b)	20	22
Verizon Communications, Inc.
8.95%, 3/1/39	145	207
Viacom, Inc.
6.88%, 4/30/36 (b)	130	150
Vivendi SA
6.63%, 4/4/18 (d)	120	134
Weatherford International Ltd.
9.63%, 3/1/19 (b)	165	212
Woolworths Ltd.
4.00%, 9/22/20 (d)	125	121
WPP Finance UK
8.00%, 9/15/14	100	115
Xerox Corp.
5.63%, 12/15/19	40	43
Yum! Brands, Inc.
3.88%, 11/1/20 (b)	95	91

		8,399

Utilities (3.8%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	135	142
EDF SA
4.60%, 1/27/20 (b)(d)	80	83
Enel Finance International SA
5.13%, 10/7/19 (b)(d)	275	273
Energy Transfer Partners LP
9.00%, 4/15/19 (b)	125	157
Enterprise Products Operating LLC,
5.25%, 1/31/20	50	52
6.50%, 1/31/19	160	182
Exelon Generation Co. LLC
6.25%, 10/1/39 (b)	315	318
FirstEnergy Solutions Corp.
6.05%, 8/15/21	225	232
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (d)	175	168

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Kinder Morgan Energy Partners LP
5.95%, 2/15/18	$285	$314
Nisource Finance Corp.,
6.13%, 3/1/22	100	108
6.80%, 1/15/19 (b)	170	197
Plains All American Pipeline LP / PAA Finance Corp.,
6.70%, 5/15/36	160	167
8.75%, 5/1/19	65	81
PPL Energy Supply LLC,
6.30%, 7/15/13 (b)	165	182
6.50%, 5/1/18 (b)	20	22

		2,678

		22,646

Municipal Bonds (1.2%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	100	92
City of Chicago, IL
6.40%, 1/1/40	40	39
City of New York, NY
5.97%, 3/1/36	85	85
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	130	128
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	90	89
6.66%, 4/1/57	155	151
New York City Transitional Finance Authority
5.27%, 5/1/27	80	77
State of California, General Obligation Bonds
5.95%, 4/1/16	175	186

		847

Sovereign (0.8%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)(d)	100	104
Export — Import Bank of Korea
4.13%, 9/9/15	100	102
Federative Republic of Brazil
6.00%, 1/17/17	190	216
Korea Development Bank
4.38%, 8/10/15 (b)	130	134

		556

U.S. Agency Securities (2.1%)
Federal Home Loan Mortgage Corp.
4.88%, 6/13/18 (b)	600	672
Federal National Mortgage Association,

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

1.25%, 8/20/13	$300	$302
6.63%, 11/15/30	385	487

		1,461

U.S. Treasury Securities (23.9%)
U.S. Treasury Bonds,
4.25%, 5/15/39 (b)	1,070	1,054
4.25%, 11/15/40	200	197
5.50%, 8/15/28 (b)	1,500	1,768
7.50%, 11/15/24	2,900	4,064
U.S. Treasury Notes,
0.50%, 11/30/12 (b)	1,000	999
1.75%, 7/31/15 (b)	3,500	3,489
2.25%, 1/31/15	675	693
2.50%, 4/30/15 (b)	500	517
2.63%, 12/31/14	1,555	1,622
2.75%, 2/15/19	505	498
3.63%, 2/15/20 (b)	1,950	2,024

		16,925

Total Fixed Income Securities (Cost $66,316)		68,266

	Shares

Short-Term Investments (31.1%)
Securities held as Collateral on Loaned Securities (18.5%)
Investment Company (14.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	10,107,592	10,108

	Face
	Amount
	(000)

Repurchase Agreements (4.2%)
Barclays Capital, Inc., (0.20%, dated 12/31/10, due 1/3/11; proceeds $1,938; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.00% due 11/15/20; valued at $1,977)	$1,938	1,938
Deutsche Bank Securities, Inc., (0.28%, dated 12/31/10, due 1/3/11; proceeds $1,062; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 10/15/39; valued at $1,084)	1,062	1,062

		3,000

Total Securities held as Collateral on Loaned Securities (Cost $13,108)		13,108

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

		Value
	Shares	(000)

Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (g)	365,881	$366

	Face
	Amount
	(000)
| |
U.S. Treasury Securities (12.1%)
U.S. Treasury Bills,
0.07%, 1/20/11 (b)(h)	$3,000	3,000
0.14%, 1/27/11 (h)(i)(j)	1,585	1,585
0.25%, 2/10/11 (h)	4,000	3,999

		8,584

Total Short-Term Investments (Cost $22,058)		22,058

Total Investments (127.6%) (Cost $88,374) Including $19,836 of Securities Loaned +		90,324

Liabilities in Excess of Other Assets (-27.6%)		(19,518)

Net Assets (100.0%)		$70,806

(a)	Agency Bonds — Banking (FDIC Guaranteed)

(b)	The value of loaned securities and related collateral outstanding at December 31, 2010 were $19,836,000 and $20,140,000, respectively. The Fund received cash collateral of $13,108,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. As of December 31, 2010, there was uninvested cash of $1,000 which is not reflected in the Portfolio of Investments. The remaining collateral of $7,031,000 was received in the form of a common stock and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Trust has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security is subject to delayed delivery.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2010.

(f)	For the three months ended December 31, 2010, there were no transactions in Citigroup, Inc., Corporate Bonds and Commercial Mortgage Backed Securities, an affiliate of the Investment Adviser, Administrator and Distributor.

(g)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Rate shown is the yield to maturity at December 31, 2010.

(i)	All or a portion of the security was pledged as collateral for swap agreements.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

+	At December 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $88,374,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,950,000 of which $2,630,000 related to appreciated securities and $680,000 related to depreciated securities.

IO	Interest Only

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Fixed Income Portfolio

Futures Contracts:
The Portfolio had the following futures contract(s) open at period end:

				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury 2 yr. Note	8	$1,751	Mar-11	$(4)

U.S. Treasury 5 yr. Note	52	6,121	Mar-11	(18)

Short:
U.S. Treasury 10 yr. Note	(33)	(3,974)	Mar-11	22

U.S. Treasury 30 yr. Bond	(15)	(1,832)	Mar-11	65

Ultra Long U.S. Treasury Bond	(2)	(254)	Mar-11	8

				$73

Interest Rate Swap Agreements
The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$4,230	$(7)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	1,030	8
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	6,870	67
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	2,880	(115)
Deutsche Bank	3 Month LIBOR	Pay	5.29	12/20/20	4,170	74
Deutsche Bank	3 Month LIBOR	Receive	4.39	12/20/40	1,020	(51)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20	4,240	(31)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40	1,010	18

						$(37)

Zero Coupon Swap Agreements
The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)

Barclays Capital	$2,380	3 Month LIBOR	Receive	11/15/19	$(179)
Barclays Capital	2,380	3 Month LIBOR	Pay	11/15/19	(26)
JPMorgan Chase	5,350	3 Month LIBOR	Receive	11/15/21	(339)

					$(544)

LIBOR            London Interbank Offered Rate

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Core Fixed Income Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
| | | |
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,435	$—	$1,435
Agency Bonds — Banking (FDIC Guaranteed)	—	2,202	—	2,202
Agency Fixed Rate Mortgages	—	17,646	—	17,646
Asset-Backed Securities	—	1,049	—	1,049
Collateralized Mortgage Obligations — Agency Collateral Series	—	1,248	—	1,248
Commercial Mortgage Backed Securities	—	2,251	—	2,251
Corporate Bonds	—	22,646	—	22,646
Municipal Bonds	—	847	—	847
Sovereign	—	556	—	556
U.S. Agency Securities	—	1,461	—	1,461
U.S. Treasury Securities	—	16,925	—	16,925

Total Fixed Income Securities	—	68,266	—	68,266

Short-Term Investments
Investment Company	10,474	—	—	10,474
Repurchase Agreements	—	3,000	—	3,000
U.S. Treasury Securities	—	8,584	—	8,584

Total Short-Term Investments	10,474	11,584	—	22,058

Futures Contracts	95	—	—	95
Interest Rate Swap Agreements	—	167	—	167

Total Assets	10,569	80,017	—	90,586

Liabilities:
Futures Contracts	(22)	—	—	(22)
Interest Rate Swap Agreements	—	(204)	—	(204)
Zero Coupon Swap Agreements	—	(544)	—	(544)

Total Liabilities	(22)	(748)	—	(770)

Total	$10,547	$79,269	$—	$89,816

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of December 31, 2010, the portfolio did not have any significant investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Fixed Income Securities
(000)
Balance as of 9/30/10	$	@
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)		(@)
Transfers in for Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/10	$—

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/10.	$—

@	Valued at less than $500

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Core Plus Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)

Fixed Income Securities (94.8%)
Agency Adjustable Rate Mortgages (2.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.51%, 5/1/37	$2,254		$2,388
6.06%, 2/1/37	558		592
IO REMIC
5.88%, 7/15/37	4,113		593
Federal National Mortgage Association,
Conventional Pools:
2.55%, 5/1/35	2,279		2,383
5.74%, 3/1/38	677		718
Government National Mortgage Association,
Various Pools:
2.63%, 7/20/25 — 9/20/27	320		327
3.13%, 10/20/25 — 11/20/25	48		49
3.38%, 1/20/25 — 2/20/28	3,328		3,434

			10,484

Agency Bond — Banking (FDIC Guaranteed) (2.9%)
Ally Financial, Inc.
2.20%, 12/19/12 (a)	11,951		12,298

Agency Fixed Rate Mortgages (25.9%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.75%, 4/1/19	—	@	—	@
12.00%, 2/1/15	1		1
13.00%, 6/1/19	1		1
Gold Pools:
5.00%, 10/1/35	504		531
5.50%, 5/1/37	254		271
6.00%, 2/1/32 — 8/1/38	4,544		4,930
6.50%, 3/1/16 — 8/1/33	597		673
7.00%, 6/1/28 — 11/1/31	164		185
7.50%, 5/1/16 — 5/1/35	579		660
8.00%, 8/1/32	264		310
8.50%, 8/1/31	333		397
Federal National Mortgage Association,
Conventional Pools:
4.50%, 7/1/40	4,902		5,038
5.00%, 5/1/36 — 4/1/39	15,624		16,533
5.50%, 6/1/35 — 5/1/39	13,563		14,600
6.00%, 10/1/31 — 10/1/38	10,565		11,523
6.50%, 11/1/23 — 12/1/36	7,573		8,512
7.00%, 11/1/13 — 1/1/34	1,046		1,190
7.50%, 8/1/37	831		954
8.00%, 2/1/12 — 4/1/33	650		751
8.50%, 1/1/15 — 10/1/32	601		698
9.50%, 4/1/30	981		1,173
11.25%, 8/1/13	2		2
12.00%, 11/1/15	34		40
12.50%, 9/1/15	7		9
January TBA:
4.50%, 12/1/99 (b)	6,875		7,059

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

5.00%, 12/1/99 (b)	$2,050	$2,155
Government National Mortgage Association,
February TBA:
4.00%, 12/1/99 (b)	16,470	16,524
Various Pools:
4.50%, 4/15/39 — 6/15/40	15,016	15,615

		110,335

Asset-Backed Securities (2.5%)
Ally Master Owner Trust
3.47%, 4/15/15 (c)	578	590
ARI Fleet Lease Trust
1.71%, 8/15/18 (c)(d)	653	659
Brazos Higher Education Authority
1.20%, 5/25/29 (d)	950	948
Brazos Student Finance Corp.
1.20%, 6/25/35 (d)	462	460
Contimortgage Home Equity Trust
8.10%, 8/15/25	45	42
Ford Credit Floorplan Master Owner Trust
1.96%, 2/15/17 (c)(d)	2,237	2,305
Mid-State Trust
8.33%, 4/1/30	43	44
Missouri Higher Education Loan Authority
1.13%, 8/27/29 (d)	795	795
Santander Drive Auto Receivables Trust
3.06%, 11/15/17	1,075	1,070
U-Haul S Fleet LLC
4.90%, 10/25/23 (c)	1,858	1,842
Westlake Automobile Receivables Trust
5.00%, 5/15/15 (c)	1,950	1,958

		10,713

Collateralized Mortgage Obligations — Agency Collateral Series (2.6%)
Federal Home Loan Mortgage Corp.,
IO REMIC
6.24%, 10/15/40 (d)	7,873	1,160
IO STRIPS
7.50%, 12/1/29	115	28
8.00%, 1/1/28 — 6/1/31	915	262
PAC REMIC
9.50%, 4/15/20	2	2
10.00%, 6/15/20	2	2
Federal National Mortgage Association,
Inv Fl REMIC
62.82%, 9/25/20 (d)	15	29
IO
6.13%, 9/25/20 (d)	5,795	1,268
IO PAC REMIC
8.00%, 9/18/27	504	119

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

IO REMIC
5.00%, 8/25/37	$4,333	$447
5.74%, 12/25/40 (d)	14,000	2,105
6.00%, 7/25/33	1,121	228
6.29%, 11/25/40 (d)	3,141	499
6.44%, 2/25/24 (d)	4,820	553
IO STRIPS
6.50%, 9/1/29 — 12/1/29	2,256	456
8.00%, 4/1/24 — 6/1/30	1,693	399
8.50%, 10/1/25	161	31
9.00%, 11/1/26	151	36
REMIC
7.00%, 9/25/32	1,128	1,275
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (d)	17,800	593
IO STRIPS
5.79%, 9/20/40 (d)	10,323	1,665

		11,157

Commercial Mortgage Backed Securities (3.5%)
Banc of America Commercial Mortgage, Inc.
5.74%, 2/10/51 (d)	2,842	3,032
Bear Stearns Commercial Mortgage Securities
5.47%, 1/12/45 (d)	1,526	1,631
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	1,028	1,099
5.73%, 3/15/49 (d)	1,344	1,456
Commercial Mortgage Pass Through Certificates
5.81%, 12/10/49 (d)	2,045	2,204
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	1,618	1,707
LB-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	2,099	2,245
5.37%, 9/15/39	1,363	1,460

		14,834

Corporate Bonds (36.3%)
Finance (16.5%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (c)	439	435
Aegon N.V.
4.63%, 12/1/15 (a)	830	856
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (c)	1,919	1,957
American Express Credit Corp.
7.30%, 8/20/13	1,072	1,209
Bank of America Corp.,
5.63%, 7/1/20	790	807

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

5.75%, 12/1/17	$840	$875
Barclays Bank PLC
6.75%, 5/22/19	1,124	1,272
Bear Stearns Cos. LLC (The),
5.55%, 1/22/17	715	761
7.25%, 2/1/18	1,375	1,632
BioMed Realty LP
6.13%, 4/15/20 (c)	555	587
Brookfield Asset Management, Inc.
5.80%, 4/25/17	716	732
Capital One Bank, USA NA
8.80%, 7/15/19	1,110	1,368
Citigroup, Inc.,
5.88%, 5/29/37	1,089	1,069
8.50%, 5/22/19	1,749	2,175
Credit Agricole SA
3.50%, 4/13/15 (c)	1,365	1,375
Credit Suisse AG
5.40%, 1/14/20	1,710	1,750
Credit Suisse, New York
6.00%, 2/15/18	369	396
Digital Reality Trust LP
4.50%, 7/15/15 (c)	980	987
Discover Bank/Greenwood
7.00%, 4/15/20	1,150	1,238
Duke Realty LP
6.75%, 3/15/20 (a)	1,050	1,141
Farmers Insurance Exchange
8.63%, 5/1/24 (c)	1,695	1,860
General Electric Capital Corp.
6.00%, 8/7/19	3,389	3,777
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	2,635	2,906
7.50%, 2/15/19	295	345
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	645	656
HBOS PLC
6.75%, 5/21/18 (c)	1,388	1,302
Health Care REIT, Inc.
6.13%, 4/15/20	830	875
Healthcare Realty Trust, Inc.
5.75%, 1/15/21	650	651
HSBC Bank PLC
3.50%, 6/28/15 (c)	1,045	1,072
HSBC Bank USA NA
4.88%, 8/24/20	745	742
ING Bank NV
3.00%, 9/1/15 (c)	820	801
Intesa Sanpaolo SpA
3.63%, 8/12/15 (c)	1,055	1,021

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

JPMorgan Chase & Co.
3.40%, 6/24/15	$570	$582
KeyCorp
6.50%, 5/14/13 (a)	810	880
Lloyds TSB Bank PLC
5.80%, 1/13/20 (c)	575	569
Macquarie Group Ltd.
6.00%, 1/14/20 (a)(c)	1,148	1,155
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	1,818	1,992
MetLife, Inc.
7.72%, 2/15/19	510	627
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	640	648
National Australia Bank Ltd.
2.75%, 9/28/15 (c)	650	641
Nationwide Building Society
6.25%, 2/25/20 (c)	1,195	1,247
Pacific LifeCorp
6.00%, 2/10/20 (c)	845	890
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	791	824
PNC Funding Corp.
6.70%, 6/10/19	805	928
Principal Financial Group, Inc.
8.88%, 5/15/19	658	829
Prudential Financial, Inc.,
4.75%, 9/17/15	781	827
7.38%, 6/15/19	610	720
Regions Financial Corp.
5.75%, 6/15/15	545	534
Reinsurance Group of America, Inc.
6.45%, 11/15/19	824	871
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	1,455	1,490
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (c)	1,200	1,138
SLM Corp.
5.00%, 10/1/13	855	858
Societe Generale
3.10%, 9/14/15 (c)	815	797
Standard Chartered Bank
6.40%, 9/26/17 (c)	790	846
Standard Chartered PLC
3.85%, 4/27/15 (a)(c)	315	325
Svenska Handelsbanken AB
5.13%, 3/30/20 (c)	1,125	1,173
UnitedHealth Group, Inc.
6.63%, 11/15/37	1,345	1,514

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	$4,838	$4,942
Vornado Realty LP
4.25%, 4/1/15	235	237
WellPoint, Inc.
6.38%, 6/15/37	1,475	1,615
Wells Fargo & Co.
5.63%, 12/11/17	1,233	1,367
Westpac Banking Corp.
3.00%, 8/4/15	610	614

		70,310

Industrials (16.4%)
Agilent Technologies, Inc.
5.50%, 9/14/15	329	358
Albemarle Corp.
4.50%, 12/15/20	660	651
Altria Group, Inc.,
4.13%, 9/11/15	45	47
9.25%, 8/6/19	687	898
Anadarko Petroleum Corp.
6.95%, 6/15/19 (a)	595	669
Anglo American Capital PLC
9.38%, 4/8/19 (c)	710	957
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 11/15/14 (c)	175	193
7.20%, 1/15/14 (c)	611	699
ArcelorMittal
9.85%, 6/1/19	666	843
AT&T, Inc.,
5.35%, 9/1/40 (c)	424	400
6.15%, 9/15/34	1,140	1,181
AutoNation, Inc.
6.75%, 4/15/18 (a)	480	498
BAT International Finance PLC
9.50%, 11/15/18 (c)	930	1,226
Bombardier, Inc.,
7.50%, 3/15/18 (c)	290	312
7.75%, 3/15/20 (c)	575	622
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	566	665
CBS Corp.
8.88%, 5/15/19	500	630
Comcast Corp.,
5.15%, 3/1/20 (a)	555	584
5.70%, 5/15/18	98	108
ConAgra Foods, Inc.,
7.00%, 10/1/28	150	169
8.25%, 9/15/30	540	675

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Constellation Brands, Inc.
7.25%, 9/1/16	$370	$394
Cooper US, Inc.
5.25%, 11/15/12	846	909
Corning, Inc.
7.25%, 8/15/36	345	394
COX Communications, Inc.
8.38%, 3/1/39 (c)	164	213
CRH America, Inc.
6.00%, 9/30/16	1,155	1,234
CSC Holdings LLC
7.63%, 7/15/18	475	518
CVS Pass-Through Trust
6.04%, 12/10/28	1,519	1,562
Daimler Finance North America LLC,
7.30%, 1/15/12	622	661
8.50%, 1/18/31 (a)	224	300
Darden Restaurants, Inc.
6.20%, 10/15/17	1,445	1,598
Delhaize Group SA
5.70%, 10/1/40 (c)	758	724
Deutsche Telekom International Finance BV
8.75%, 6/15/30	435	586
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
5.88%, 10/1/19	483	526
7.63%, 5/15/16	332	368
DISH DBS Corp.
7.13%, 2/1/16	580	602
Expedia, Inc.
5.95%, 8/15/20	765	773
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 4/1/17	190	210
Frontier Communications Corp.
8.50%, 4/15/20	750	823
Gaz Capital SA for Gazprom
6.51%, 3/7/22 (a)(c)	340	348
Genzyme Corp.
3.63%, 6/15/15	755	776
Georgia-Pacific LLC
8.25%, 5/1/16 (c)	295	334
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (c)	735	742
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (c)	940	992
HCA, Inc.
8.50%, 4/15/19	600	660
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	483	502
Home Depot, Inc.
5.88%, 12/16/36	1,228	1,282

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Hyatt Hotels Corp.
6.88%, 8/15/19 (c)	$545	$597
Ingram Micro, Inc.
5.25%, 9/1/17	625	633
International Paper Co.,
7.30%, 11/15/39	685	783
7.95%, 6/15/18	305	363
JC Penney Co., Inc.
5.65%, 6/1/20	310	298
JC Penney Corp., Inc.
6.38%, 10/15/36	647	592
KLA-Tencor Corp.
6.90%, 5/1/18	659	726
Kraft Foods, Inc.,
5.38%, 2/10/20	930	1,003
6.75%, 2/19/14	30	34
7.00%, 8/11/37	170	200
Laboratory Corp. of America Holdings
3.13%, 5/15/16	315	312
Lafarge SA
5.50%, 7/9/15 (c)	765	796
Life Technologies Corp.
6.00%, 3/1/20	780	837
MGM Resorts International
13.00%, 11/15/13	845	1,003
Mosaic Co. (The)
7.63%, 12/1/16 (c)	1,500	1,614
NBC Universal, Inc.
5.15%, 4/30/20 (c)	915	950
News America, Inc.
7.85%, 3/1/39	882	1,102
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (c)	485	504
Omnicom Group, Inc.
4.45%, 8/15/20	785	770
Petrobras International Finance Co.
5.75%, 1/20/20	625	652
Pioneer Natural Resources Co.
6.65%, 3/15/17	405	432
QEP Resources, Inc.
6.88%, 3/1/21	385	406
Quest Diagnostics, Inc.
6.95%, 7/1/37	1,380	1,468
QVC, Inc.
7.13%, 4/15/17 (c)	940	989
Qwest Corp.,
6.50%, 6/1/17	570	621
6.88%, 9/15/33	630	622
8.38%, 5/1/16	400	476
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19	614	826

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Ryder System, Inc.,
5.85%, 11/1/16	$400	$440
7.20%, 9/1/15	440	505
Sable International Finance Ltd.
7.75%, 2/15/17 (c)	1,255	1,333
SAIC, Inc.
5.95%, 12/1/40 (c)	550	560
SBA Telecommunications, Inc.
8.25%, 8/15/19	685	752
Southern Copper Corp.,
5.38%, 4/16/20	285	290
6.75%, 4/16/40	420	437
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (c)	1,303	1,430
Teck Resources Ltd.
10.25%, 5/15/16	1,050	1,301
Telecom Italia Capital SA,
7.00%, 6/4/18	733	777
7.18%, 6/18/19	5	5
Telefonica Europe BV
8.25%, 9/15/30	811	945
Time Warner Cable, Inc.
8.75%, 2/14/19	520	663
Time Warner, Inc.,
4.70%, 1/15/21	200	204
4.88%, 3/15/20	260	271
5.88%, 11/15/16	170	192
7.70%, 5/1/32	66	81
Vale Overseas Ltd.,
5.63%, 9/15/19	694	743
6.88%, 11/10/39	104	115
Verizon Communications, Inc.,
6.35%, 4/1/19 (a)	350	405
8.95%, 3/1/39	550	786
Viacom, Inc.
6.88%, 4/30/36	589	678
Vivendi SA
6.63%, 4/4/18 (c)	758	845
Warner Chilcott Co. LLC
7.75%, 9/15/18 (c)	800	812
Weatherford International Ltd.
9.63%, 3/1/19 (a)	725	932
Woolworths Ltd.
4.00%, 9/22/20 (c)	850	825
WPP Finance UK
8.00%, 9/15/14	864	995
Wynn Las Vegas Corp.
7.75%, 8/15/20	1,305	1,419
Xerox Corp.,
5.63%, 12/15/19	265	285
6.35%, 5/15/18 (a)	227	256

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Yum! Brands, Inc.
3.88%, 11/1/20	$640	$613

		69,920

Utilities (3.4%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	237	249
CMS Energy Corp.
6.25%, 2/1/20	1,645	1,687
Enel Finance International SA
5.13%, 10/7/19 (c)	1,305	1,296
Energy Transfer Partners LP
9.00%, 4/15/19	875	1,098
Enterprise Products Operating LLC,
5.20%, 9/1/20	635	659
5.25%, 1/31/20	280	292
EQT Corp.
8.13%, 6/1/19	400	466
Exelon Generation Co. LLC
6.25%, 10/1/39	1,585	1,600
FirstEnergy Solutions Corp.
6.05%, 8/15/21	869	894
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (c)	1,125	1,081
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16	1,545	1,572
Nisource Finance Corp.,
6.13%, 3/1/22	695	750
6.80%, 1/15/19	440	510
NRG Energy, Inc.
8.50%, 6/15/19	665	690
Plains All American Pipeline LP / PAA Finance Corp.
6.70%, 5/15/36	614	643
PPL Energy Supply LLC,
6.30%, 7/15/13	380	419
6.50%, 5/1/18 (a)	300	334

		14,240

		154,470

Mortgages — Other (6.6%)
American Express Co.,
9.63%, 12/1/12 (e)(f)	1	—	@
Banc of America Alternative Loan Trust,
5.25%, 1/25/21	2,829	2,753
6.00%, 4/25/36	2,157	2,082
Chase Mortgage Finance Corp.
5.50%, 11/25/35	1,130	1,049
Countrywide Home Loan Mortgage Pass Through Trust
6.00%, 8/25/37	3,458	2,940

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

FDIC Structured Sale Guaranteed Notes
0.81%, 2/25/48 (c)(d)	$1,595	$1,600
First Horizon Alternative Mortgage Securities,
5.00%, 11/25/20	1,606	1,655
6.25%, 8/25/36	1,484	1,162
GMAC Mortgage Corp. Loan Trust,
4.25%, 7/25/40 (c)	2,338	2,362
5.75%, 4/25/36	831	793
GS Mortgage Securities Corp.
7.50%, 9/25/36 (c)(d)	1,756	1,554
GSR Mortgage Loan Trust
6.00%, 2/25/36	1,075	1,005
JP Morgan Mortgage Trust
6.00%, 6/25/37	1,144	1,044
Lehman Mortgage Trust
5.50%, 2/25/36	1,767	1,619
Mastr Adjustable Rate Mortgages Trust
1.27%, 4/25/46 (d)	1,697	58
Mastr Alternative Loans Trust
6.50%, 3/25/35	2,178	2,088
NCUA Guaranteed Notes
0.72%, 10/7/20 (d)	1,868	1,866
Structured Adjustable Rate Mortgage Loan Trust,
0.56%, 9/25/34 (d)	446	360
2.63%, 1/25/35 (d)	1,419	1,146
WaMu Mortgage Pass Through Certificates
2.77%, 9/25/35 (d)	1,008	814

		27,950

Municipal Bonds (1.2%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	665	612
City of Chicago, IL
6.40%, 1/1/40	255	249
City of New York, NY
5.97%, 3/1/36	545	546
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	877	866
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	563	555
6.66%, 4/1/57	1,076	1,049
New York City Transitional Finance Authority
5.27%, 5/1/27	540	520
State of California, General Obligation Bonds
5.95%, 4/1/16	830	879

		5,276

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Sovereign (1.2%)
Bermuda Government International Bond
5.60%, 7/20/20 (c)	$775	$807
Export — Import Bank of Korea
4.13%, 9/9/15	600	611
Federative Republic of Brazil
6.00%, 1/17/17	1,096	1,246
Ireland Government Bond
5.40%, 3/13/25	1,034	990
Korea Development Bank
4.38%, 8/10/15 (a)	875	901
State of Qatar
4.00%, 1/20/15 (c)	645	671

		5,226

U.S. Agency Securities (2.5%)
Federal Home Loan Mortgage Corp.,
3.00%, 7/28/14	5,419	5,709
4.88%, 6/13/18	279	312
5.13%, 11/17/17 (a)	2,265	2,583
6.75%, 3/15/31	985	1,265
Federal National Mortgage Association
5.38%, 6/12/17 (a)	900	1,038

		10,907

U.S. Treasury Securities (7.1%)
U.S. Treasury Bonds,
3.50%, 2/15/39	1,310	1,129
4.25%, 5/15/39 (a)	5,564	5,482
4.25%, 11/15/40	1,700	1,673
4.38%, 11/15/39 (a)	1,023	1,029
7.50%, 11/15/24	13,150	18,426
U.S. Treasury Notes
3.00%, 9/30/16 (a)	2,479	2,571

		30,310

Total Fixed Income Securities (Cost $396,626)		403,960

	Shares

Short-Term Investments (15.2%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g)	12,971,758	12,972

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.20%, dated 12/31/10, due 1/3/11; proceeds $2,487; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.00% due 11/15/20; valued at $2,537)	$2,487	$2,487
Deutsche Bank Securities, Inc., (0.28%, dated 12/31/10, due 1/3/11; proceeds $1,363; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 10/15/39; valued at $1,391)	1,363	1,363

		3,850

		16,822

	Shares

Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (g) (Cost $1,974)	1,974,411	1,974

	Face Amount (000)

U.S. Treasury Securities (10.7%)
U.S. Treasury Bills,
0.12%, 1/20/11 (a)(h)	$1,800	1,800
0.14%, 1/27/11 (h)(i)(j)	11,075	11,074
0.19%, 1/13/11 (a)(h)	11,500	11,499
0.25%, 2/10/11 (h)	21,169	21,163

		45,536

Total Short-Term Investments (Cost $64,332)		64,332

Total Investments (110.0%) (Cost $460,958) Including $20,545 of Securities Loaned +		468,292

Liabilities in Excess of Other Assets (-10.0%)		(42,761)

Net Assets (100.0%)		$425,531

(a)	The value of loaned securities and related collateral outstanding at December 31, 2010 were $20,545,000 and $16,822,000 respectively. The Portfolio received cash collateral of $16,822,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. As of December 31, 2010, there was uninvested cash of $2,000 which is not reflected in the Portfolio of Investments. The remaining collateral of $4,061,000 was received in the form of a common stock and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security is subject to delayed delivery.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2010.

(e)	Security has been deemed illiquid at December 31, 2010.

(f)	At December 31, 2010, the Portfolio held less than $500 of a fair valued security, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Rate shown is the yield to maturity at December 31, 2010.

(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(j)	All or a portion of the security was pledged as collateral for swap agreements.

+	At December 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $460,958,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,334,000 of which $18,012,000 related to appreciated securities and $10,678,000 related to depreciated securities.

@	Value is less than $500.

Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2010.

IO	Interest Only

PAC	Planned Amortization Class

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

Foreign Currency Exchange Contracts Information
The Portfolio had the following foreign currency exchange contract(s) open at period end:

	Currency			In		Unrealized
	to			Exchange		Appreciation
	Deliver	Value	Settlement	For	Value	(Depreciation)
Counterparty	(000)	(000)	Date	(000)	(000)	(000)

UBS AG	EUR 836	$1,117	3/16/11	USD 1,105	$1,105	$(12)

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio

Futures Contracts
The Portfolio had the following futures contract(s) open at period end:

				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury 2 yr. Note	55	$12,040	Mar-11	$(10)

U.S. Treasury 30 yr. Bond	30	3,664	Mar-11	(11)

U.S. Treasury 5 yr. Note	476	56,034	Mar-11	(402)

Short:
U.S. Treasury 10 yr. Note	124	(14,934)	Mar-11	(76)

German Euro Bund	7	(1,172)	Mar-11	8

				$(491)

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Core Plus Fixed Income Portfolio
Interest Rate Swap Agreements
The Portfolio had the following interest rate swap agreement(s) open at period end:

							Unrealized
					Notional		Appreciation
	Floating Rate	Pay/Receive		Termination	Amount		(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)		(000)

Bank of America	3 Month LIBOR	Pay	4.8%	12/9/20		$24,610	$(40)
Bank of America	6 Month EURIBOR	Pay	3.81	11/8/25	EUR	30,781	(1,065)
Bank of America	3 Month LIBOR	Receive	4.83	11/8/25		$29,438	313
Bank of America	6 Month EURIBOR	Receive	3.33	11/8/30	EUR	38,187	895
Bank of America	3 Month LIBOR	Pay	4.75	11/8/30		$36,898	(57)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40		5,990	48
Credit Suisse	3 Month LIBOR	Receive	0.8	10/28/13		39,890	390
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD	15,536	242
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15		11,200	160
Credit Suisse	3 Month LIBOR	Pay	2.1	10/28/17		$16,715	(670)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD	18,197	(189)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20		13,120	(106)
Deutsche Bank	3 Month LIBOR	Pay	5.29	12/20/20		$25,050	443
Deutsche Bank	3 Month LIBOR	Receive	4.39	12/20/40		6,130	(304)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20		24,630	(181)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40		5,880	105

							$(16)

Zero Coupon Swap Agreements
The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)

Barclays Capital	$4,230	3 Month LIBOR	Receive	11/15/19	$(519)
Barclays Capital	9,276	3 Month LIBOR	Receive	11/15/21	(1,138)

					$(1,657)

CDOR	Canadian Dealer Offered Rate

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Core Plus Fixed Income Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs		Total
Investment Type	(000)	(000)	(000)		(000)

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$10,484	$—		$10,484
Agency Bonds — Banking (FDIC Guaranteed)	—	12,298	—		12,298
Agency Fixed Rate Mortgages	—	110,335	—		110,335
Asset-Backed Securities	—	10,713	—		10,713
Collateralized Mortgage Obligations — Agency Collateral Series	—	11,157	—		11,157
Commercial Mortgage Backed Securities	—	14,834	—		14,834
Corporate Bonds	—	154,470	—		154,470
Mortgages — Other	—	27,950	—	@	27,950
Municipal Bonds	—	5,276	—		5,276
Sovereign	—	5,226	—		5,226
U.S. Agency Securities	—	10,907	—		10,907
U.S. Treasury Securities	—	30,310	—		30,310

Total Fixed Income Securities	—	403,960	—	@	403,960

Short-Term Investments
Investment Company	14,946	—	—		14,946
Repurchase Agreements	—	3,850	—		3,850
U.S. Treasury Securities	—	45,536	—		45,536

Total Short-Term Investments	14,946	49,386	—		64,332

Futures Contracts	8	—	—		8
Interest Rate Swap Agreements	—	2,596	—		2,596

Total Assets	14,954	455,942	—	@	470,896

Foreign Currency Exchange Contracts	—	(12)	—		(12)
Futures Contracts	(499)	—	—		(499)
Interest Rate Swap Agreements	—	(2,612)	—		(2,612)
Zero Coupon Swap Agreements	—	(1,657)	—		(1,657)

Total Liabilities	(499)	(4,281)	—		(4,780)

Total	$14,455	$451,661	$—	@	$466,116

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of December 31, 2010, the portfolio did not have any significant investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Fixed Income Securities (000)
Balance as of 9/30/10	$—	@
Accrued discounts/premiums	—
Realized gain (loss)	3
Change in unrealized appreciation (depreciation)	—	@
Net purchases (sales)	3
Transfers in for Level 3	—
Transfers out of Level 3	—

Balance as of 12/31/10	$—	@

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 12/31/10.	$—	@

@	Value is less than $500.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Fixed Income Securities (96.3%)
Agency Adjustable Rate Mortgages (2.5%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.51%, 5/1/37	$370	$392
5.94%, 12/1/36	251	265
6.06%, 2/1/37	119	126
IO REMIC
5.88%, 7/15/37	835	120
Federal National Mortgage Association,
Conventional Pools:
2.61%, 7/1/35	228	239
5.74%, 3/1/38	86	92
Government National Mortgage Association,
Various Pools:
2.63%, 7/20/25	7	7
3.13%, 11/20/25	54	56
3.38%, 2/20/25 — 2/20/28	636	655

		1,952

Agency Fixed Rate Mortgages (26.3%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
5.00%, 10/1/35 — 6/1/40	1,034	1,089
6.00%, 2/1/32 — 8/1/38	2,399	2,602
6.50%, 7/1/25 — 3/1/32	135	151
7.50%, 5/1/16 — 5/1/35	178	198
8.00%, 8/1/32	52	61
8.50%, 8/1/31	54	65
Federal National Mortgage Association,
Conventional Pools:
5.00%, 3/1/39	2,114	2,237
5.50%, 1/1/36 — 1/1/37	2,740	2,947
6.00%, 10/1/31 — 7/1/37	750	816
6.03%, 10/25/40	190	208
6.50%, 6/1/26 — 2/1/39	688	770
7.00%, 10/1/28 — 6/1/32	100	114
7.50%, 8/1/37	143	164
8.00%, 2/1/12 — 4/1/33	111	127
8.50%, 10/1/32	104	121
11.25%, 8/1/13	4	4
January TBA:
4.50%, 12/1/99 (a)	2,825	2,900
5.00%, 12/1/99 (a)	400	421
Government National Mortgage Association,
February TBA:
4.00%, 12/1/99 (a)	3,225	3,236
Various Pools:
4.50%, 4/15/39 — 5/15/40	2,466	2,564

		20,795

Asset-Backed Securities (1.5%)
Ally Master Owner Trust
2.88%, 4/15/15 (b)	250	256

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

ARI Fleet Lease Trust
1.71%, 8/15/18 (b)(c)	$115	$116
Brazos Higher Education Authority
1.20%, 5/25/29 (c)	175	175
Brazos Student Finance Corp.
1.20%, 6/25/35 (c)	80	80
Chesapeake Funding LLC
2.26%, 12/15/20 (b)(c)	150	151
GE Dealer Floorplan Master Note Trust
1.81%, 10/20/14 (b)(c)	225	228
Missouri Higher Education Loan Authority
1.13%, 8/27/29 (c)	141	141
Residential Asset Securities Corp.
0.37%, 4/25/37 (c)	49	48

		1,195

Collateralized Mortgage Obligations — Agency Collateral Series (2.1%)
Federal Home Loan Mortgage Corp.,
IO REMIC
6.24%, 10/15/40 (c)	1,295	191
IO STRIPS
8.00%, 1/1/28	37	10
PAC REMIC
10.00%, 6/15/20	4	5
Federal National Mortgage Association,
IO
6.13%, 9/25/20 (c)	1,099	240
IO REMIC
5.74%, 12/25/40 (c)	2,700	407
6.29%, 11/25/40 (c)	499	79
6.44%, 2/25/24 (c)	794	91
REMIC
7.00%, 9/25/32	224	253
Government National Mortgage Association,
IO REMIC
0.85%, 8/20/58 (c)	3,400	113
IO STRIPS
5.79%, 9/20/40 (c)	1,687	272

		1,661

Commercial Mortgage Backed Securities (3.8%)
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49 (d)	340	364
5.70%, 12/10/49 (c)(d)	456	488
5.73%, 3/15/49 (c)(d)	493	534
Greenwich Capital Commercial Funding Corp.
5.44%, 3/10/39	320	338
GS Mortgage Securities Corp. II
5.55%, 4/10/38 (c)	230	247
LB-UBS Commercial Mortgage Trust,

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

5.16%, 2/15/31	$554	$593
5.37%, 9/15/39	400	428

		2,992

Corporate Bonds (34.0%)
Finance (18.1%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	146	145
Aegon N.V.
4.63%, 12/1/15 (e)	200	206
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	323	329
American Express Co.
8.13%, 5/20/19	187	233
American Express Credit Corp.
7.30%, 8/20/13	68	77
Bank of America Corp.,
5.63%, 7/1/20 (e)	260	266
5.75%, 12/1/17	465	485
Barclays Bank PLC
6.75%, 5/22/19 (e)	296	335
Bear Stearns Cos. LLC (The)
6.40%, 10/2/17	395	451
Boston Properties LP
5.88%, 10/15/19 (e)	30	33
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	129	132
7.13%, 6/15/12	230	245
Capital One Bank, USA NA
8.80%, 7/15/19	285	351
Citigroup, Inc.,
6.13%, 11/21/17 (d)(e)	390	428
8.50%, 5/22/19 (d)	261	325
Commonwealth Bank of Australia
5.00%, 10/15/19 (b)	167	175
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.75%, 1/15/20 (b)	365	379
Credit Agricole SA
3.50%, 4/13/15 (b)	320	322
Credit Suisse AG
5.40%, 1/14/20 (e)	175	179
Credit Suisse, New York,
5.30%, 8/13/19	190	201
6.00%, 2/15/18 (e)	61	66
Duke Realty LP
6.75%, 3/15/20 (e)	175	190
Farmers Exchange Capital
7.05%, 7/15/28 (b)	425	412
General Electric Capital Corp.,
5.63%, 5/1/18 (e)	410	448

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

6.00%, 8/7/19 (e)	$361	$402
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18 (e)	550	607
7.50%, 2/15/19 (e)	120	140
Hartford Financial Services Group, Inc.
5.50%, 3/30/20	125	127
HBOS PLC
6.75%, 5/21/18 (b)	357	335
ING Bank NV
3.00%, 9/1/15 (b)	130	127
Intesa Sanpaolo SpA
3.63%, 8/12/15 (b)(e)	110	106
JPMorgan Chase & Co.,
3.40%, 6/24/15	65	66
4.25%, 10/15/20 (e)	165	161
4.95%, 3/25/20 (e)	70	72
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	67	73
MetLife, Inc.
7.72%, 2/15/19	98	121
NASDAQ OMX Group, Inc. (The)
5.55%, 1/15/20	190	192
Nationwide Building Society
6.25%, 2/25/20 (b)(e)	385	402
Pacific LifeCorp
6.00%, 2/10/20 (b)	150	158
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	134	140
PNC Funding Corp.,
5.13%, 2/8/20 (e)	180	188
6.70%, 6/10/19 (e)	150	173
Principal Financial Group, Inc.
8.88%, 5/15/19 (e)	167	210
Prudential Financial, Inc.,
4.75%, 9/17/15 (e)	194	205
7.38%, 6/15/19	100	118
Reinsurance Group of America, Inc.
6.45%, 11/15/19	136	144
Royal Bank of Scotland PLC (The)
4.88%, 3/16/15	325	333
Santander US Debt SA Unipersonal
3.72%, 1/20/15 (b)(e)	200	190
Societe Generale
3.10%, 9/14/15 (b)	130	127
Standard Chartered Bank
6.40%, 9/26/17 (b)	100	107
Standard Chartered PLC
3.85%, 4/27/15 (b)(e)	200	206
Svenska Handelsbanken AB
5.13%, 3/30/20 (b)(e)	185	193

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

UnitedHealth Group, Inc.
6.63%, 11/15/37	$225	$253
US Bank NA
3.78%, 4/29/20 (c)	275	279
US Central Federal Credit Union,
(U.S. Government Guaranteed)
1.90%, 10/19/12	986	1,007
WellPoint, Inc.
6.38%, 6/15/37 (e)	325	356
Wells Fargo & Co.
5.63%, 12/11/17	342	379
Westpac Banking Corp.
3.00%, 8/4/15	165	166

		14,276

Industrials (12.0%)
Agilent Technologies, Inc.
5.50%, 9/14/15	126	137
Albemarle Corp.
4.50%, 12/15/20	125	123
Altria Group, Inc.,
4.13%, 9/11/15 (e)	115	120
9.25%, 8/6/19	88	115
Anglo American Capital PLC
9.38%, 4/8/19 (b)(e)	210	283
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 1/15/14 (b)	184	211
ArcelorMittal
9.85%, 6/1/19 (e)	109	138
AT&T, Inc.,
6.30%, 1/15/38	180	191
6.55%, 2/15/39	100	109
BAT International Finance PLC
9.50%, 11/15/18 (b)	190	250
Bunge Ltd. Finance Corp.
8.50%, 6/15/19 (e)	99	116
Comcast Corp.,
5.15%, 3/1/20 (e)	110	116
5.70%, 5/15/18	32	35
Cooper US, Inc.
5.25%, 11/15/12 (e)	139	149
Corning, Inc.
7.25%, 8/15/36	90	103
COX Communications, Inc.
8.38%, 3/1/39 (b)	36	47
CSX Corp.
6.15%, 5/1/37	90	97
CVS Pass-Through Trust,
6.04%, 12/10/28	202	208
8.35%, 7/10/31 (b)	146	175

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Daimler Finance North America LLC,
7.30%, 1/15/12	$163	$173
8.50%, 1/18/31 (e)	71	95
Darden Restaurants, Inc.
6.20%, 10/15/17	235	260
DirecTV Holdings LLC / DirecTV Financing Co., Inc.,
5.88%, 10/1/19	122	133
7.63%, 5/15/16	18	20
Genzyme Corp.
3.63%, 6/15/15	125	128
Grupo Bimbo SAB de CV
4.88%, 6/30/20 (b)	125	126
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (b)	170	179
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)	82	85
Home Depot, Inc.
5.88%, 12/16/36	197	206
KLA-Tencor Corp.
6.90%, 5/1/18 (e)	116	128
Kraft Foods, Inc.
5.38%, 2/10/20	220	237
L-3 Communications Corp.
4.75%, 7/15/20	180	177
Medco Health Solutions, Inc.
7.13%, 3/15/18	138	162
Mosaic Co. (The)
7.63%, 12/1/16 (b)	245	264
NBC Universal, Inc.
5.15%, 4/30/20 (b)	150	156
News America, Inc.
7.85%, 3/1/39	218	272
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)	85	88
Omnicom Group, Inc.
4.45%, 8/15/20 (e)	130	127
Petrobras International Finance Co.
5.75%, 1/20/20	180	188
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	75	78
Quest Diagnostics, Inc.
6.95%, 7/1/37	230	245
Rio Tinto Finance USA Ltd.
9.00%, 5/1/19 (e)	121	163
Ryder System, Inc.,
5.85%, 11/1/16 (e)	65	71
7.20%, 9/1/15 (e)	70	80
SAIC, Inc.
5.95%, 12/1/40 (b)	100	102
Southern Copper Corp.,
5.38%, 4/16/20 (e)	45	46

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

6.75%, 4/16/40 (e)	$70	$73
Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (b)	277	304
Telecom Italia Capital SA,
7.00%, 6/4/18	62	66
7.18%, 6/18/19 (e)	84	90
Telefonica Europe BV
8.25%, 9/15/30 (e)	184	214
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
3.00%, 6/15/15 (e)	170	173
Time Warner Cable, Inc.,
6.75%, 6/15/39 (e)	80	89
8.25%, 4/1/19	34	42
Time Warner, Inc.
7.70%, 5/1/32	119	146
Vale Overseas Ltd.,
5.63%, 9/15/19 (e)	116	124
6.88%, 11/10/39 (e)	21	23
Verizon Communications, Inc.
6.35%, 4/1/19	354	409
Viacom, Inc.
6.88%, 4/30/36 (e)	126	145
Vivendi SA
6.63%, 4/4/18 (b)	102	114
Weatherford International Ltd.
9.63%, 3/1/19 (e)	185	238
Woolworths Ltd.
4.00%, 9/22/20 (b)	140	136
WPP Finance UK
8.00%, 9/15/14	136	157
Xerox Corp.,
5.63%, 12/15/19 (e)	40	43
6.35%, 5/15/18 (e)	43	49
Yum! Brands, Inc.
5.30%, 9/15/19	105	111

		9,458

Utilities (3.9%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	153	161
EDF SA
4.60%, 1/27/20 (b)(e)	90	93
Enel Finance International SA
5.13%, 10/7/19 (b)(e)	300	298
Energy Transfer Partners LP
9.00%, 4/15/19 (e)	150	188
Enterprise Products Operating LLC
6.50%, 1/31/19	269	306
Exelon Generation Co. LLC
6.25%, 10/1/39 (e)	350	354

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

FirstEnergy Solutions Corp.
6.05%, 8/15/21	$221	$228
Iberdrola Finance Ireland Ltd.
5.00%, 9/11/19 (b)	175	168
Kinder Morgan Energy Partners LP
5.95%, 2/15/18	450	496
Nisource Finance Corp.,
6.13%, 3/1/22	100	108
6.80%, 1/15/19	180	209
Plains All American Pipeline LP / PAA Finance Corp.
6.70%, 5/15/36 (e)	306	320
PPL Energy Supply LLC
6.30%, 7/15/13	180	198

		3,127

		26,861

Municipal Bonds (1.3%)
Chicago Illinois Transit Authority
6.20%, 12/1/40	110	101
City of Chicago, IL
6.40%, 1/1/40	40	39
City of New York, NY
5.97%, 3/1/36	95	95
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	231	228
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	95	94
6.66%, 4/1/57	175	171
New York City Transitional Finance Authority
5.27%, 5/1/27	90	87
State of California, General Obligation Bonds
5.95%, 4/1/16	195	206

		1,021

Sovereign (0.9%)
Bermuda Government International Bond
5.60%, 7/20/20 (b)(e)	125	130
Export — Import Bank of Korea
4.13%, 9/9/15	100	102
Federative Republic of Brazil
6.00%, 1/17/17	289	329
Korea Development Bank
4.38%, 8/10/15 (e)	140	144

		705

U.S. Agency Securities (5.1%)
Federal Home Loan Mortgage Corp.,

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

2.88%, 2/9/15 (e)	$300	$313
4.88%, 6/13/18 (e)	1,360	1,523
Federal National Mortgage Association,
1.25%, 8/20/13	800	806
2.50%, 5/15/14 (e)	1,360	1,412

		4,054

U.S. Treasury Securities (18.8%)
U.S. Treasury Bonds,
4.38%, 11/15/39 (e)	1,000	1,005
4.63%, 2/15/40 (e)	550	576
7.50%, 11/15/24	2,775	3,888
U.S. Treasury Notes,
1.75%, 3/31/14	1,000	1,020
2.25%, 1/31/15 (e)	1,070	1,099
2.63%, 12/31/14	1,180	1,231
3.00%, 9/30/16 (e)	1,156	1,199
3.25%, 12/31/16 (e)	1,500	1,572
3.63%, 8/15/19	3,110	3,249

		14,839

Total Fixed Income Securities (Cost $73,031)		76,075

	Shares

Short-Term Investments (31.6%)
Securities held as Collateral on Loaned Securities (19.2%)
Investment Company (14.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f)	11,704,542	11,705

	Face
	Amount
	(000)

Repurchase Agreements (4.4%)
Barclays Capital, Inc., (0.20%, dated 12/31/10, due 1/3/11; proceeds $2,244; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.00% due 11/15/20; valued at $2,289)	$2,244	2,244

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Deutsche Bank Securities, Inc., (0.28%, dated 12/31/10, due 1/3/11; proceeds $1,230; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 10/15/39; valued at $1,255)	$1,230	$1,230

		3,474

Total Securities held as Collateral on Loaned Securities (Cost $15,179)		15,179

	Shares

Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (f) (Cost $941)	940,926	941

	Face
	Amount
	(000)

U.S. Treasury Securities (11.2%)
U.S. Treasury Bills,
0.14%, 1/27/11 (g)(h)(i)	$1,325	1,324
0.19%, 1/13/11 (e)(g)	3,000	3,000
0.25%, 2/10/11 (g)	4,500	4,499

		8,823

Total Short-Term Investments (Cost $24,943)		24,943

Total Investments (127.8%) (Cost $97,974) +		101,018

Liabilities in Excess of Other Assets (-27.8%)		(21,986)

Net Assets (100.0%)		$79,032

(a)	Security is subject to delayed delivery.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2010.

(d)	For the three months ended December 31, 2010, there were no transactions in Citigroup, Inc., Corporate Bonds and Commercial Mortgage Backed Securities an affiliate of the Investment Adviser, Administrator and Distributor.

(e)	The value of loaned securities and related collateral outstanding at December 31, 2010 were $19,201,000 and $19,490,000, respectively. The Fund received cash collateral of $15,179,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. As of December 31, 2010, there was uninvested cash of $1,000 which is not reflected in the Portfolio of Investments. The remaining collateral of $4,310,000 was received in the form of foreign government obligations, repurchase agreements, and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

(f)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(g)	Rate shown is the yield to maturity at December 31, 2010.

(h)	All or a portion of the security was pledged as collateral for swap agreements.

(i)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

+	At December 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $97,974,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,044,000 of which $3,480,000 related to appreciated securities and $436,000 related to depreciated securities.

IO	Interest Only

PAC	Planned Amortization Class

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Futures Contracts
The Portfolio had the following futures contract(s) open at period end:

				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury 2 yr. Note	19	$4,159	Mar-11	$(10)

U.S. Treasury 5 yr. Note	66	7,769	Mar-11	(34)

U.S. Treasury 30 yr. Bond	2	244	Mar-11	2

Short:
U.S. Treasury 10 yr. Note	69	(8,310)	Mar-11	159

				$117

Interest Rate Swap Agreements
The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$4,780	$(8)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	1,160	9
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	7,740	76
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	3,240	(130)
Deutsche Bank	3 Month LIBOR	Pay	5.29	12/20/20	4,740	84
Deutsche Bank	3 Month LIBOR	Receive	4.39	12/20/40	1,160	(58)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20	4,780	(35)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40	1,140	20

						$(42)

Zero Coupon Swap Agreements
The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)

Barclays Capital	$4,255	3 Month LIBOR	Receive	11/15/19	$(319)
JP Morgan Chase	1,220	3 Month LIBOR	Receive	5/15/21	(90)

					$(409)

LIBOR London Interbank Offered Rate

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Investment Grade Fixed Income Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,952	$—	$1,952
Agency Fixed Rate Mortgages	—	20,795	—	20,795
Asset-Backed Securities	—	1,195	—	1,195
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,661	—	1,661
Commercial Mortgage Backed Securities	—	2,992	—	2,992
Corporate Bonds	—	26,861	—	26,861
Municipal Bonds	—	1,021	—	1,021
Sovereign	—	705	—	705
U.S. Agency Securities	—	4,054	—	4,054
U.S. Treasury Securities	—	14,839	—	14,839

Total Fixed Income Securities	—	76,075	—	76,075

Short-Term Investments
Investment Company	12,646	—	—	12,646
Repurchase Agreements	—	3,474	—	3,474
U.S. Treasury Securities	—	8,823	—	8,823

Total Short-Term Investments	12,646	12,297	—	24,943

Futures Contracts	161	—	—	161
Interest Rate Swap Agreements	—	189	—	189

Total Assets	12,807	88,561	—	101,368

Liabilities:
Futures Contracts	(44)	—	—	(44)
Interest Rate Swap Agreements	—	(231)	—	(231)
Zero Coupon Swap Agreements	—	(409)	—	(409)

Total Liabilities	(44)	(640)	—	(684)

Total	$12,763	$87,921	$—	$100,684

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of December 31, 2010, the portfolio did not have any significant investments transfer between valuation levels.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)

Fixed Income Securities (98.6%)
Agency Adjustable Rate Mortgages (1.1%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.52%, 1/1/38	$412	$437
6.06%, 2/1/37	369	392
Federal National Mortgage Association,
Conventional Pools:
2.55%, 5/1/35	993	1,037
5.74%, 3/1/38	212	225

		2,091

Agency Bond — Banking (FDIC Guaranteed) (1.2%)
FDIC Structured Sale Guaranteed Notes Zero Coupon, 10/25/11 (a)(b)	2,300	2,288

Agency Fixed Rate Mortgages (0.9%)
Federal Home Loan Mortgage Corp.,
Gold Pools:
6.50%, 9/1/19 — 11/1/29	19	23
7.50%, 11/1/19	3	3
12.00%, 6/1/15	9	9
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 — 10/1/32	1,401	1,573
7.00%, 7/1/29 — 12/1/33	75	86
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 — 12/15/16	52	57

		1,751

Asset-Backed Securities (25.0%)
Ally Master Owner Trust,
2.01%, 1/15/15 (a)(b)	275	280
2.88%, 4/15/15 (b)	650	666
American Express Credit Account Master Trust
1.51%, 3/15/17 (a)	2,325	2,406
ARI Fleet Lease Trust
1.71%, 8/15/18 (a)(b)	558	563
Bank of America Auto Trust
2.13%, 9/15/13 (b)	1,553	1,567
BMW Floorplan Master Owner Trust
1.41%, 9/15/14 (a)(b)	2,600	2,630
Capital One Multi-Asset Execution Trust
0.34%, 9/15/15 (a)	1,355	1,346
Chase Issuance Trust
1.81%, 4/15/14 (a)	1,600	1,627
Chesapeake Funding LLC
2.26%, 12/15/20 (a)(b)	882	890
CIT Equipment Collateral
1.51%, 5/15/12 (b)	2,098	2,103
Citibank Credit Card Issuance Trust
2.25%, 12/23/14 (c)	1,950	1,994
CNH Equipment Trust,

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)

1.17%, 5/15/15	$1,725	$1,723
1.54%, 7/15/14	2,198	2,216
Discover Card Master Trust
1.56%, 12/15/14 (a)	3,000	3,041
Ford Credit Floorplan Master Owner Trust,
1.81%, 9/15/14 (a)	2,600	2,639
4.20%, 2/15/17 (b)	1,150	1,216
GE Capital Credit Card Master Note Trust
2.36%, 4/15/15 (a)	3,850	3,934
GE Equipment Midticket LLC
0.94%, 7/14/14 (b)	1,200	1,198
Harley-Davidson Motorcycle Trust,
1.16%, 2/15/15	1,825	1,823
1.74%, 9/15/13	1,200	1,210
1.87%, 2/15/14	1,400	1,412
Huntington Auto Trust
3.94%, 6/17/13 (b)	1,723	1,749
MMAF Equipment Finance LLC
2.37%, 11/15/13 (b)	1,350	1,365
MMCA Automobile Trust
1.39%, 1/15/14 (b)	1,650	1,657
Navistar Financial Corp. Owner Trust
1.47%, 10/18/12 (b)	2,225	2,233
Nissan Auto Lease Trust
1.12%, 12/15/13	1,625	1,623
Nissan Master Owner Trust Receivables
1.41%, 1/15/15 (a)(b)	625	632
Volvo Financial Equipment LLC
1.06%, 6/15/12 (b)	2,225	2,229
Wheels SPV LLC
1.81%, 3/15/18 (a)(b)	828	834

		48,806

Collateralized Mortgage Obligation — Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corp.,
REMIC
7.50%, 9/15/29	2,209	2,507

Commercial Mortgage Backed Securities (1.1%)
Bear Stearns Commercial Mortgage Securities
5.20%, 1/12/41 (a)	690	739
LB-UBS Commercial Mortgage Trust
4.37%, 3/15/36	720	749
Wachovia Bank Commercial Mortgage Trust
5.31%, 7/15/41 (a)	665	717

		2,205

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)

Corporate Bonds (54.1%)
Finance (28.8%)
Abbey National Treasury Services PLC
3.88%, 11/10/14 (b)	$1,850	$1,835
Aflac, Inc.
3.45%, 8/15/15	325	331
American Express Co.
7.25%, 5/20/14	1,680	1,915
American International Group, Inc.
3.65%, 1/15/14	745	759
ANZ National Int’l Ltd.
2.38%, 12/21/12 (b)	1,105	1,123
Bank One Corp.
5.25%, 1/30/13	1,450	1,549
Barclays Bank PLC
2.50%, 1/23/13	1,030	1,047
BP Capital Markets PLC
3.88%, 3/10/15	595	614
Canadian Imperial Bank of Commerce
1.45%, 9/13/13	1,130	1,127
Capital One Financial Corp.
7.38%, 5/23/14	875	997
Cie de Financement Foncier
1.63%, 7/23/12 (b)	1,100	1,106
Citigroup, Inc.
6.50%, 8/19/13 (c)	1,830	2,011
Commonwealth Bank of Australia
2.75%, 10/15/12 (b)	2,400	2,463
Credit Suisse, New York
5.50%, 5/1/14	840	922
Deutsche Bank AG
2.38%, 1/11/13	1,105	1,122
General Electric Capital Corp.
5.45%, 1/15/13	3,455	3,717
Goldman Sachs Group, Inc. (The)
3.70%, 8/1/15	1,250	1,275
HSBC Finance Corp.,
6.38%, 10/15/11	285	297
6.75%, 5/15/11	630	644
7.00%, 5/15/12	700	751
Intesa Sanpaolo SpA
3.63%, 8/12/15 (b)	550	532
Jefferies Group, Inc.
3.88%, 11/9/15	250	246
JPMorgan Chase & Co.
3.40%, 6/24/15	995	1,016
KeyCorp
6.50%, 5/14/13	660	717
Macquarie Group Ltd.
7.30%, 8/1/14 (b)	720	787

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)

MBNA Corp.
6.13%, 3/1/13	$610	$655
Merrill Lynch & Co., Inc.
6.15%, 4/25/13	1,500	1,610
MetLife, Inc.
2.38%, 2/6/14	1,875	1,885
Monumental Global Funding III
5.25%, 1/15/14 (b)	1,115	1,186
Nationwide Building Society
4.65%, 2/25/15 (b)	840	848
Nissan Motor Acceptance Corp.
3.25%, 1/30/13 (b)	90	92
Nordea Bank AB
2.50%, 11/13/12 (b)	1,135	1,160
Northern Trust Corp.
5.50%, 8/15/13	1,060	1,174
Principal Financial Group, Inc.
7.88%, 5/15/14	816	941
Prudential Financial, Inc.
4.75%, 9/17/15	930	985
Royal Bank of Scotland PLC (The),
2.63%, 5/11/12 (b)	7,430	7,608
4.88%, 3/16/15	1,205	1,234
Societe Generale
3.10%, 9/14/15 (b)	320	313
Standard Chartered PLC
3.85%, 4/27/15 (b)	940	969
Svenska Handelsbanken AB
2.88%, 9/14/12 (b)	1,060	1,086
TD Ameritrade Holding Corp.
2.95%, 12/1/12	1,200	1,228
UBS AG/Stamford CT
3.88%, 1/15/15	1,140	1,176
UnitedHealth Group, Inc.
5.25%, 3/15/11	655	661
Wells Fargo & Co.
3.75%, 10/1/14	2,365	2,471

		56,185

Industrials (19.8%)
Agilent Technologies, Inc.
4.45%, 9/14/12	1,325	1,385
Altria Group, Inc.
4.13%, 9/11/15	750	785
Amphenol Corp.
4.75%, 11/15/14	460	492
Anglo American Capital plc
9.38%, 4/8/14 (b)	1,100	1,325
Anheuser-Busch InBev Worldwide, Inc.,
4.13%, 1/15/15	350	369

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)

5.38%, 11/15/14 (b)	$785	$866
ArcelorMittal
9.00%, 2/15/15	610	727
AT&T, Inc.
4.95%, 1/15/13	2,510	2,692
Bacardi Ltd.
7.45%, 4/1/14 (b)	835	961
Biogen Idec, Inc.
6.00%, 3/1/13	1,040	1,124
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	830	873
Comcast Corp.
6.50%, 1/15/15	870	992
COX Communications, Inc.
4.63%, 6/1/13	690	739
CVS Caremark Corp.
5.75%, 8/15/11	635	655
Daimler Finance North America LLC
7.30%, 1/15/12	1,290	1,371
Delhaize Group S.A.
5.88%, 2/1/14	1,025	1,132
Devon Financing Corp. ULC
6.88%, 9/30/11	1,400	1,463
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/1/14	695	741
Dow Chemical Co. (The)
5.90%, 2/15/15	1,105	1,225
EOG Co. of Canada
7.00%, 12/1/11 (b)	1,325	1,401
Fiserv, Inc.
6.13%, 11/20/12	751	812
Harley-Davidson Funding Corp.
5.25%, 12/15/12 (b)	820	859
Home Depot, Inc.
5.40%, 3/1/16	630	707
Kraft Foods, Inc.
6.75%, 2/19/14	1,245	1,420
Kroger Co. (The)
7.50%, 1/15/14	725	836
Marriott International, Inc.
4.63%, 6/15/12	1,300	1,352
Medco Health Solutions, Inc.
7.25%, 8/15/13	1,115	1,267
NBC Universal, Inc.
2.10%, 4/1/14 (b)	835	833
Nexen, Inc.
5.05%, 11/20/13	660	703
Potash Corp. of Saskatchewan, Inc.
5.25%, 5/15/14	1,105	1,209
Ryder System, Inc.
6.00%, 3/1/13	660	710

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)

Telecom Italia Capital S.A.
5.25%, 11/15/13	$1,055	$1,100
Thermo Fisher Scientific, Inc.
3.25%, 11/20/14	690	710
Time Warner Cable, Inc.
8.25%, 2/14/14	700	813
Viacom, Inc.
4.38%, 9/15/14	1,100	1,172
Vodafone Group PLC
5.00%, 12/16/13	1,060	1,155
Xerox Corp.
8.25%, 5/15/14	670	783
Yum! Brands, Inc.
8.88%, 4/15/11	850	869

		38,628

Multimedia (0.4%)
News America, Inc.
5.30%, 12/15/14	755	835

Utilities (5.1%)
Dominion Resources, Inc.
5.70%, 9/17/12	1,275	1,373
EDF S.A.
5.50%, 1/26/14 (b)	1,105	1,214
Enel Finance International S.A.
3.88%, 10/7/14 (b)	1,115	1,135
Enterprise Products Operating LLC
7.50%, 2/1/11	1,455	1,461
FirstEnergy Solutions Corp.
4.80%, 2/15/15	755	794
NextEra Energy Capital Holdings, Inc.
5.35%, 6/15/13	825	894
Plains All American Pipeline L.P. / PAA Finance Corp.
4.25%, 9/1/12	1,140	1,189
PPL Energy Supply LLC
6.30%, 7/15/13	675	744
Spectra Energy Capital LLC
5.90%, 9/15/13	965	1,062

		9,866

		105,514

Mortgage — Other (0.4%)
FDIC Structured Sale Guaranteed Notes
0.81%, 2/25/48 (a)(b)	798	800

Non-U.S. Government — Guaranteed (5.9%)
Commonwealth Bank of Australia
2.50%, 12/10/12 (b)	2,300	2,372

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)

Swedbank AB
2.90%, 1/14/13 (b)	$5,900	$6,091
Westpac Securities NZ Ltd.
2.50%, 5/25/12 (b)	3,020	3,091

		11,554

Sovereign (1.3%)
Kingdom of Denmark
2.75%, 11/15/11	2,448	2,502

U.S. Treasury Securities (6.3%)
U.S. Treasury Bonds
7.50%, 11/15/24	7,580	10,621
U.S. Treasury Notes
3.63%, 2/15/20	1,500	1,557

		12,178

Total Fixed Income Securities (Cost $188,603)		192,196

	Shares

Short-Term Investments (2.1%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d)	35,822	36

	Face
	Amount
	(000)

U.S. Treasury Security (2.1%)
U.S. Treasury Bill
0.14%, 1/27/11 (e)(f)(g)	$4,165	4,165

Total Short-Term Investments (Cost $4,201)		4,201

Total Investments (100.7%) (Cost $192,804) +		196,397

Liabilities in Excess of Other Assets (-0.7%)		(1,429)

Net Assets (100.0%)		$194,968

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2010.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	For the three months ended December 31, 2010, there were no transactions in Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

(d)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(e)	Rate shown is the yield to maturity at December 31, 2010.

(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)	All or a portion of the security was pledged as collateral for swap agreements.

+	At December 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $192,804,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,593,000 of which $3,847,000 related to appreciated securities and $254,000 related to depreciated securities.

REMIC	Real Estate Mortgage Investment Conduit

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

Futures Contracts
The Portfolio had the following futures contract(s) open at period end:

				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury 10 yr. Note
	50	$6,022	Mar-11	$(149)

Short:
U.S. Treasury 2 yr. Note
	(121)	(26,488)	Mar-11	(28)
U.S. Treasury 5 yr. Note
	(51)	(6,004)	Mar-11	83
U.S. Treasury 30 yr. Bond
	(1)	(122)	Mar-11	5

				$(89)

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (Cont’d)
Limited Duration Portfolio

Interest Rate Swap Agreements
The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$5,830	$(10)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	1,420	11
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	18,775	183
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	7,870	(315)
Deutsche Bank	3 Month LIBOR	Pay	5.29	12/20/20	5,820	103
Deutsche Bank	3 Month LIBOR	Receive	4.39	12/20/40	1,420	(70)
Goldman Sachs Group Inc.	3 Month LIBOR	Pay	4.67	12/7/20	5,840	(38)
Goldman Sachs Group Inc.	3 Month LIBOR	Receive	4.01	12/7/40	1,390	21

						$(115)

Zero Coupon Swap Agreements
The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)

Barclays Capital	$6,400	3 Month LIBOR	Receive	11/15/19	$(480)
Deutsche Bank	7,050	3 Month LIBOR	Pay	11/15/21	(159)
Deutsche Bank	7,050	3 Month LIBOR	Receive	11/15/21	(367)
JPMorgan Chase	300	3 Month LIBOR	Receive	11/15/19	(20)
JPMorgan Chase	7,655	3 Month LIBOR	Receive	11/15/20	(577)

					$(1,603)

LIBOR            London Interbank Offered Rate

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Limited Duration Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$2,091	$—	$2,091
Agency Bonds — Banking (FDIC Guaranteed)	—	2,288	—	2,288
Agency Fixed Rate Mortgages	—	1,751	—	1,751
Asset-Backed Securities	—	48,806	—	48,806
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,507	—	2,507
Commercial Mortgage Backed Securities	—	2,205	—	2,205
Corporate Bonds	—	105,514	—	105,514
Mortgages — Other	—	800	—	800
Non-U.S. Government — Guaranteed	—	11,554	—	11,554
Sovereign	—	2,502	—	2,502
U.S. Treasury Securities	—	12,178	—	12,178

Total Fixed Income Securities	—	192,196	—	192,196

Short-Term Investments
Investment Company	36	—	—	36
U.S. Treasury Securities	—	4,165	—	4,165

Total Short-Term Investments	36	4,165	—	4,201

Futures Contracts	88	—	—	88
Interest Rate Swap Agreements	—	318	—	318
Total Assets	124	196,679	—	196,803

Liabilities:
Futures Contracts	(177)	—	—	(177)
Interest Rate Swap Agreements	—	(433)	—	(433)
Zero Coupon Swap Agreements	—	(1603)	—	(1603)

Total Liabilities	(177)	(2,036)	—	(2,213)

Total	$(53)	$194,643	$—	$194,590

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of December 31, 2010, the portfolio did not have any significant investments transfer between valuation levels.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Fixed Income Securities (109.7%)
Corporate Bonds (59.9%)
Finance (15.8%)
ACE INA Holdings, Inc.
6.70%, 5/15/36	$40	$47
Aetna, Inc.
6.63%, 6/15/36	40	44
Aflac, Inc.
6.90%, 12/17/39	75	81
AIG SunAmerica Global Financing X
6.90%, 3/15/32 (a)	17	18
Allstate Corp. (The),
5.95%, 4/1/36	65	69
6.13%, 12/15/32	30	32
American Express Co.
8.13%, 5/20/19	80	100
Barclays Bank PLC
5.13%, 1/8/20	100	102
Bear Stearns Cos. LLC (The)
7.25%, 2/1/18	45	53
Chubb Corp.
6.50%, 5/15/38	60	69
Citigroup, Inc.,
5.85%, 12/11/34	225	220
6.88%, 3/5/38	45	50
8.13%, 7/15/39	100	128
Credit Suisse USA, Inc.
7.13%, 7/15/32	50	60
Farmers Exchange Capital
7.05%, 7/15/28 (a)	100	97
General Electric Capital Corp.,
5.88%, 1/14/38	405	422
6.15%, 8/7/37	5	5
6.75%, 3/15/32	100	114
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	360	369
Hartford Financial Services Group, Inc.
6.63%, 3/30/40	75	77
HSBC Holdings PLC
6.50%, 5/2/36	235	246
JPMorgan Chase & Co.
6.40%, 5/15/38	175	199
JPMorgan Chase Capital XXVII
7.00%, 11/1/39	110	116
Lincoln National Corp.
6.30%, 10/9/37	20	20
Lloyds TSB Bank PLC
5.80%, 1/13/20 (a)	100	99
Merrill Lynch & Co., Inc.
7.75%, 5/14/38	175	182
MetLife, Inc.,
5.70%, 6/15/35	95	97
10.75%, 8/1/39	30	40
Nationwide Building Society
6.25%, 2/25/20 (a)	100	104

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Principal Financial Group, Inc.
6.05%, 10/15/36	$70	$71
Protective Life Corp.
8.45%, 10/15/39	50	54
Prudential Financial, Inc.,
5.90%, 3/17/36	30	31
6.63%, 12/1/37 — 6/21/40	80	89
UnitedHealth Group, Inc.,
5.80%, 3/15/36	80	81
6.63%, 11/15/37	75	84
6.88%, 2/15/38	50	58
Wachovia Corp.
5.50%, 8/1/35	175	165
WellPoint, Inc.,
5.95%, 12/15/34	15	16
6.38%, 6/15/37	160	175

		4,084

Industrials (33.4%)
Agrium, Inc.
7.13%, 5/23/36	105	121
Alcoa, Inc.
5.95%, 2/1/37	125	118
Altria Group, Inc.,
9.95%, 11/10/38	45	64
10.20%, 2/6/39	80	116
Anadarko Petroleum Corp.
6.20%, 3/15/40	100	98
Anheuser-Busch InBev Worldwide, Inc.,
8.00%, 11/15/39 (a)	40	54
8.20%, 1/15/39 (a)	85	116
ArcelorMittal
7.00%, 10/15/39	60	62
AT&T, Inc.,
5.35%, 9/1/40 (a)	405	382
6.30%, 1/15/38	30	32
BellSouth Corp.
6.55%, 6/15/34	80	84
Browning-Ferris Industries, Inc.
7.40%, 9/15/35	50	59
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	50	53
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	40	47
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	55	59
CBS Corp.
7.88%, 7/30/30	35	41
Comcast Corp.,
6.40%, 5/15/38	120	129

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

6.95%, 8/15/37	$100	$113
ConAgra Foods, Inc.,
7.00%, 10/1/28	20	22
8.25%, 9/15/30	80	100
Corning, Inc.
7.25%, 8/15/36	110	126
COX Communications, Inc.
8.38%, 3/1/39 (a)	20	26
CSX Corp.
6.15%, 5/1/37	60	65
CVS Caremark Corp.
6.13%, 9/15/39	65	70
CVS Pass-Through Trust,
6.04%, 12/10/28	99	102
8.35%, 7/10/31 (a)	29	35
Daimler Finance North America LLC
8.50%, 1/18/31	65	87
Darden Restaurants, Inc.
6.80%, 10/15/37	50	54
Delhaize Group SA
5.70%, 10/1/40 (a)	85	81
Deutsche Telekom International Finance BV
8.75%, 6/15/30	85	115
DIRECTV Holdings LLC
6.35%, 3/15/40	40	42
Dr Pepper Snapple Group, Inc.
7.45%, 5/1/38	75	94
Grupo Televisa SA
6.63%, 1/15/40	75	82
H.J. Heinz Finance Co.
6.75%, 3/15/32	45	49
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)	60	63
Hess Corp.
7.13%, 3/15/33	55	66
Holcim Capital Corp. Ltd.
6.88%, 9/29/39 (a)	100	101
Home Depot, Inc.
5.88%, 12/16/36	180	188
International Business Machines Corp.,
5.60%, 11/30/39	110	120
5.88%, 11/29/32	60	68
International Paper Co.
7.30%, 11/15/39	95	109
JC Penney Corp., Inc.
7.40%, 4/1/37	50	48
KLA-Tencor Corp.
6.90%, 5/1/18	45	50
Kohl’s Corp.
6.88%, 12/15/37	55	64

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Koninklijke KPN NV
8.38%, 10/1/30	$25	$33
Koninklijke Philips Electronics NV
6.88%, 3/11/38	70	84
Kraft Foods, Inc.
6.88%, 1/26/39	155	181
Kroger Co. (The)
6.90%, 4/15/38	80	92
Lorillard Tobacco Co.
8.13%, 5/1/40	45	46
Lowe’s Cos., Inc.
6.65%, 9/15/37	45	53
Marathon Oil Corp.
6.60%, 10/1/37	30	34
Meccanica Holdings USA
6.25%, 1/15/40 (a)	100	92
NBC Universal, Inc.
6.40%, 4/30/40 (a)	45	48
Newmont Mining Corp.
6.25%, 10/1/39	95	104
News America, Inc.,
6.40%, 12/15/35	160	172
6.65%, 11/15/37	15	17
7.85%, 3/1/39	40	50
Nexen, Inc.
7.50%, 7/30/39	125	136
Nokia Oyj
6.63%, 5/15/39	20	21
Norfolk Southern Corp.
7.05%, 5/1/37	120	144
Petro-Canada,
5.95%, 5/15/35	55	57
6.80%, 5/15/38	100	114
Petrobras International Finance Co.
6.88%, 1/20/40	95	100
Pfizer, Inc.
7.20%, 3/15/39	70	91
Philip Morris International, Inc.
6.38%, 5/16/38	90	105
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/1/36	85	88
Quest Diagnostics, Inc.,
5.75%, 1/30/40	30	29
6.95%, 7/1/37	80	85
Qwest Corp.
6.88%, 9/15/33	40	40
Ralcorp Holdings, Inc.
6.63%, 8/15/39	90	94
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	25	27

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	$40	$49
SAIC, Inc.
5.95%, 12/1/40 (a)	75	76
Southern Copper Corp.
6.75%, 4/16/40	45	47
Talisman Energy, Inc.
6.25%, 2/1/38	45	48
Target Corp.
7.00%, 1/15/38	100	123
Telecom Italia Capital SA
7.20%, 7/18/36	105	99
Telefonica Europe BV
8.25%, 9/15/30	115	134
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	25	28
Time Warner Cable, Inc.,
6.55%, 5/1/37	85	91
6.75%, 6/15/39	45	50
Time Warner, Inc.
7.70%, 5/1/32	195	239
Transocean, Inc.
6.80%, 3/15/38	80	82
Union Pacific Corp.
6.25%, 5/1/34	115	125
Vale Overseas Ltd.,
6.88%, 11/21/36 — 11/10/39	100	110
Valero Energy Corp.,
6.63%, 6/15/37	65	66
9.38%, 3/15/19	40	50
Verizon Communications, Inc.,
5.85%, 9/15/35	230	239
8.95%, 3/1/39	115	164
VF Corp.
6.45%, 11/1/37	45	51
Viacom, Inc.
6.88%, 4/30/36	85	98
Vivendi SA
6.63%, 4/4/18 (a)	40	45
Vodafone Group PLC
6.15%, 2/27/37	45	48
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	100	101
6.50%, 8/15/37	35	41
Waste Management, Inc.
6.13%, 11/30/39	95	102
Weatherford International Ltd.,
7.00%, 3/15/38	80	86
9.63%, 3/1/19	35	45
Williams Cos., Inc. (The)
7.75%, 6/15/31	123	139

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Wyeth
5.95%, 4/1/37	$35	$39
Xerox Corp.
5.63%, 12/15/19	20	21
Yum! Brands, Inc.
6.88%, 11/15/37	75	85

		8,633

Utilities (10.7%)
CenterPoint Energy Resources Corp.
6.25%, 2/1/37	25	26
Columbus Southern Power Co.
6.60%, 3/1/33	30	33
Constellation Energy Group, Inc.
7.60%, 4/1/32	75	85
Consumers Energy Co.
5.65%, 4/15/20	40	44
Detroit Edison Co. (The)
6.35%, 10/15/32	90	100
E.ON International Finance BV
6.65%, 4/30/38 (a)	25	30
EDF SA
5.60%, 1/27/40 (a)	30	31
Enbridge Energy Partners LP
7.50%, 4/15/38	50	60
ENEL Finance International SA
6.00%, 10/7/39 (a)	100	90
Energy Transfer Partners LP,
7.50%, 7/1/38	60	70
9.00%, 4/15/19	40	50
Entergy Louisiana LLC
5.40%, 11/1/24	50	53
Enterprise Products Operating LLC,
6.65%, 10/15/34	30	33
6.88%, 3/1/33	95	107
Exelon Generation Co. LLC
6.25%, 10/1/39	175	177
FirstEnergy Solutions Corp.
6.80%, 8/15/39	180	175
Georgia Power Co.
5.40%, 6/1/40	115	117
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	67
6.95%, 1/15/38	120	131
7.30%, 8/15/33	5	6
Nevada Power Co.
6.65%, 4/1/36	125	140
Nisource Finance Corp.
6.13%, 3/1/22	85	92

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Ohio Edison Co.
6.88%, 7/15/36	$65	$71
Ohio Power Co.
6.60%, 2/15/33	110	123
Oncor Electric Delivery Co. LLC
7.50%, 9/1/38	25	30
Oneok Partners LP
6.85%, 10/15/37	75	84
Plains All American Pipeline LP / PAA Finance Corp.,
6.65%, 1/15/37	40	42
6.70%, 5/15/36	75	78
PPL Electric Utilities Corp.
6.45%, 8/15/37	30	35
Sempra Energy
6.00%, 10/15/39	125	132
Spectra Energy Capital LLC
7.50%, 9/15/38	45	53
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	125	133
Texas Eastern Transmission LP
7.00%, 7/15/32	55	64
TransCanada PipeLines Ltd.
7.63%, 1/15/39	125	162
Williams Partners LP
6.30%, 4/15/40	50	52

		2,776

		15,493

Municipal Bonds ( 7.5%)
American Municipal Power-Ohio Inc,
6.05%, 2/15/43	55	52
6.45%, 2/15/44	60	60
Bay Area Toll Authority
6.26%, 4/1/49	125	128
Chicago Board of Education
6.14%, 12/1/39	50	46
Chicago Illinois Transit Authority
6.20%, 12/1/40	130	120
City of New York, NY
5.97%, 3/1/36	120	120
County of Clark
6.82%, 7/1/45	105	108
County of Cook
6.23%, 11/15/34	45	44
District of Columbia
5.59%, 12/1/34	65	66
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	70	69

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Indianapolis Local Public Improvement Bond Bank
6.12%, 1/15/40	$35	$37
Los Angeles Unified School District/CA
6.76%, 7/1/34	45	47
Metropolitan Transportation Authority
6.67%, 11/15/39	140	143
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	65	64
6.66%, 4/1/57	110	107
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/40	115	118
New York City Municipal Water Finance Authority
5.72%, 6/15/42	30	30
New York City Transitional Finance Authority
5.27%, 5/1/27	120	116
North Texas Tollway Authority
6.72%, 1/1/49	90	88
San Diego County Water Authority
6.14%, 5/1/49	25	26
San Francisco City & County Public Utilities Commission
6.00%, 11/1/40	55	52
State of California
7.55%, 4/1/39	160	167
State of Illinois
6.63%, 2/1/35	50	46
State of Washington
5.09%, 8/1/33	90	89

		1,943

Sovereign (3.7%)
Federative Republic of Brazil
8.25%, 1/20/34	280	374
Italian Republic
5.38%, 6/15/33	55	52
Province of Quebec Canada
7.50%, 9/15/29	117	161
Republic of Panama,
8.88%, 9/30/27	44	60
9.38%, 4/1/29	43	61
Republic of Peru
8.75%, 11/21/33	65	90
United Mexican States
6.05%, 1/11/40	165	170

		968

U.S. Agency Securities (3.8%)
Federal Home Loan Mortgage Corp.,
6.25%, 7/15/32	160	196
6.75%, 3/15/31	500	642

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Federal National Mortgage Association
7.25%, 5/15/30	$100	$135

		973

U.S. Treasury Securities (34.8%)
U.S. Treasury Bonds,
3.50%, 2/15/39	1,800	1,552
3.88%, 8/15/40	650	599
4.25%, 5/15/39	250	246
4.38%, 11/15/39	2,200	2,212
6.13%, 11/15/27	1,170	1,470
6.63%, 2/15/27	730	960
6.75%, 8/15/26	100	133
7.13%, 2/15/23	239	321
7.50%, 11/15/24	835	1,170
7.63%, 11/15/22	245	341

		9,004

Total Fixed Income Securities (Cost $27,037)		28,381

Shares

Short-Term Investments (2.6%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b)	351,003	351

	Face
	Amount
	(000)

U.S. Treasury Security (1.2%)
U.S. Treasury Bill
0.14%, 1/27/11 (c)(d)(e)	$300	300

Total Short-Term Investments (Cost $651)		651

Total Investments (112.3%) (Cost $27,688) +		29,032

Liabilities in Excess of Other Assets (-12.3%)		(3,186)

Net Assets (100.0%)		$25,846

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

(c)	Rate shown is the yield to maturity at December 31, 2010.

(d)	All or a portion of the security was pledged to cover margin requirements for futures contracts.

(e)	All or a portion of the security was pledged as collateral for swap agreements.

+	At December 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $27,688,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,344,000 of which $1,702,000 related to appreciated securities and $358,000 related to depreciated securities.

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

Futures Contracts
The Portfolio had the following futures contract(s) open at period end:

				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Long:
U.S. Treasury 10 yr. Note	8	$964	Mar-11	$(20)

U.S. Treasury 30 yr. Bond	14	1,710	Mar-11	(57)

U.S. Treasury 5 yr. Note	14	1,648	Mar-11	4

Short:
U.S. Treasury 2 yr. Note	19	(4,159)	Mar-11	(4)

Ultra Long U.S. Treasury Bond	4	(508)	Mar-11	(10)

				$(87)

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments (cont’d)
Long Duration Fixed Income Portfolio

Interest Rate Swap Agreements
The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive		Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

Bank of America	3 Month LIBOR	Pay	4.80%	12/9/20	$1,760	$(3)
Bank of America	6 Month EURIBOR	Pay	3.81	11/8/25	EUR 2,235	(77)
Bank of America	3 Month LIBOR	Receive	4.83	11/8/25	$2,137	23
Bank of America	6 Month EURIBOR	Receive	3.33	11/8/30	EUR 2,772	65
Bank of America	3 Month LIBOR	Pay	4.75	11/8/30	$2,679	(4)
Bank of America	3 Month LIBOR	Receive	4.06	12/9/40	430	3
Credit Suisse	3 Month LIBOR	Receive	0.80	10/28/13	2,915	28
Credit Suisse	3 Month CDOR	Receive	2.18	9/8/15	CAD 953	15
Credit Suisse	3 Month CDOR	Receive	2.21	9/8/15	686	10
Credit Suisse	3 Month LIBOR	Pay	2.10	10/28/17	$1,220	(49)
Credit Suisse	3 Month CDOR	Pay	4.07	9/8/20	CAD 1,115	(12)
Credit Suisse	3 Month CDOR	Pay	4.12	9/8/20	804	(7)
Deutsche Bank	3 Month LIBOR	Pay	5.29	12/20/20	$1,770	31
Deutsche Bank	3 Month LIBOR	Receive	4.39	12/20/40	430	(21)
UBS AG	3 Month LIBOR	Pay	4.65	12/7/20	1,760	(13)
UBS AG	3 Month LIBOR	Receive	4.00	12/7/40	420	8

						$(3)

Zero Coupon Swap Agreements
The Portfolio had the following zero coupon swap agreement(s) open at period end:

					Unrealized
	Notional				Appreciation
	Amount	Floating	Pay/Receive	Termination	(Depreciation)
Swap Counterparty	(000)	Rate Index	Floating Rate	Date	(000)

Barclays Capital	$609	3 Month LIBOR	Receive	11/15/19	$(75)
Barclays Capital	995	3 Month LIBOR	Pay	11/15/19	(11)
Deutsche Bank	370	3 Month LIBOR	Receive	11/15/21	(34)
JPMorgan Chase	276	3 Month LIBOR	Receive	11/15/19	(30)
JPMorgan Chase	256	3 Month LIBOR	Receive	11/15/21	(29)

					$(179)

CDOR	Canadian Dealer Offered rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

2010 First Quarter Report

December 31, 2010 (unaudited)
Portfolio of Investments
Long Duration Fixed Income Portfolio
Fair Value Measurement Information:
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2010. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)

Assets:
Fixed Income Securities
Corporate Bonds	$—	$15,493	$—	$15,493
Municipal Bonds	—	1,943	—	1,943
Sovereign	—	968	—	968
U.S. Agency Securities	—	973	—	973
U.S. Treasury Securities	—	9,004	—	9,004

Total Fixed Income Securities	—	28,381	—	28,381

Short-Term Investments
Investment Company	351	—	—	351
U.S. Treasury Securities	—	300	—	300

Total Short-Term Investments	351	300	—	651

Futures Contracts	4	—	—	4
Interest Rate Swap Agreements	—	183	—	183

Total Assets	355	28,864	—	29,219

Futures Contracts	(91)	—	—	(91)
Interest Rate Swap Agreements	—	(186)	—	(186)
Zero Coupon Swap Agreements	—	(179)	—	(179)

Total Liabilities	(91)	(365)	—	(456)

Total	$264	$28,499	$—	$28,763

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of period. As of December 31, 2010, the portfolio did not have any significant investments transfer between valuation levels.

Notes to the Portfolios of Investments • December 31, 2010 (unaudited)
Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees (the “Trustees”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Trustees. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.
Fair Value Measurement: Financial Accounting Standards Board Accounting Standards Codification 820 Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange

(for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Institutional Fund Trust

/s/ Sara Furber
Sara Furber
Principal Executive Officer
February 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
February 17, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2011